UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Strategic Partners Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2005

Date of reporting period:	4/30/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Strategic Partners Asset Allocation Funds

Strategic Partners Conservative Allocation Fund (formerly known as Strategic Partners Conservative Growth Fund)

Schedule of Investments as of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 104.2%
COMMON STOCK 38.4%
Aerospace & Defense 0.8%
2,150	DRS Technologies, Inc.(a)	$95,138
2,730	Engineered Support Systems, Inc.	96,424
8,600	Lockheed Martin Corp.	524,169
3,120	Mercury Computer Systems, Inc.(a)	82,150
4,875	Moog, Inc. (Class A shares)(a)	145,324
3,300	Northrop Grumman Corp.	180,972
10,100	Raytheon Co.	379,860
1,400	United Technologies Corp.	142,408

		1,646,445

Air Freight & Logistics 0.3%
400	FedEx Corp.	33,980
7,400	United Parcel Service, Inc. (Class B shares)	527,694

		561,674

Apparel 0.1%
8,640	Ashworth, Inc.(a)	94,954
5,900	Phillips-Van Heusen Corp.	152,692

		247,646

Auto Components 0.2%
23,100	Delphi Corp.	76,230
11,730	IMPCO Technologies, Inc.(a)	37,067
1,900	Johnson Controls, Inc.	104,253
6,300	Lear Corp.	213,507

		431,057

Automobiles
1,600	Ford Motor Co.	14,576
300	General Motors Corp.	8,004
2,300	Winnebago Industries, Inc.	67,022

		89,602

Banks 0.1%
2,800	BankUnited Financial Corp. (Class A shares)(a)	66,864
2,700	PrivateBancorp, Inc.	84,375

		151,239

Beverages 0.3%
4,900	Coca-Cola Co. (The)	212,856
8,900	PepsiCo, Inc.	495,196

		708,052

Biotechnology 1.0%
10,400	Amgen, Inc.(a)	605,384
14,200	Genentech, Inc.(a)	1,007,348
10,400	Gilead Sciences, Inc.(a)	385,840

		1,998,572

Building Products 0.1%
1,640	NCI Buildings Systems, Inc.(a)	53,169
1,470	Trex Co., Inc.(a)	59,065
3,800	Watsco, Inc.	164,881

		277,115

Capital Markets 1.1%
700	E*Trade Financial Corp.(a)	7,777
6,100	Goldman Sachs Group, Inc.	651,419
1,200	Mellon Financial Corp.	33,228
9,100	Merrill Lynch & Co., Inc.	490,763
5,400	Morgan Stanley	284,148
4,400	State Street Corp.	203,412
1,400	The Bank of New York Co., Inc.	39,116
49,500	The Charles Schwab Corp.	512,325

		2,222,188

Chemicals 0.4%
3,600	Air Products & Chemicals, Inc.	211,428
800	Dow Chemical Co. (The)	36,744
400	PPG Industries, Inc.	27,020
4,600	Praxair, Inc.	215,418
2,600	Rohm & Haas Co.	113,516
1,600	Scotts Co. (Class A shares)(a)	115,840
1,500	Valspar Corp.	61,995

		781,961

Commercial Banks 1.1%
13,500	Bank of America Corp.	608,040
1,500	BB&T Corp.	58,815
700	FirstMerit Corp.	17,171
9,700	KeyCorp	321,652
600	Marshall & Ilsley Corp.	25,584
7,500	North Fork Bancorporation, Inc.	211,125
3,400	Oriental Financial Group	47,430
300	PNC Financial Services Group	15,969
11,400	U.S. Bancorp	318,060
3,900	UnionBanCal Corp.	240,084
1,100	Wachovia Corp.	56,298
4,500	Wells Fargo & Co.	269,730
700	Zions Bancorporation	49,021

		2,238,979

Commercial Services & Supplies 0.9%
5,300	Administaff, Inc.(a)	72,451
8,100	Allied Waste Industries, Inc.(a)	64,719
18,100	Cendant Corp.	360,371
1,710	Chemed Corp.	121,136
3,070	FirstService Corp. (Canada)(a)	58,484
2,800	Kelly Services, Inc. (Class A shares)	73,528
9,660	Kforce, Inc.(a)	77,087
2,470	Laureate Education, Inc.(a)	109,717

6,160	Mcgrath Rentcorp	136,752
3,900	Nalco Holdings Co.(a)	70,200
2,540	Navigant Consulting, Inc.(a)	59,614
2,530	Providence Service Corp.(a)	64,743
3,270	Rollins, Inc.	64,550
3,200	School Specialty, Inc.(a)	118,752
2,880	Steiner Leisure Ltd.(a)	86,299
11,100	Waste Management, Inc.	316,239

		1,854,642

Communication Equipment 0.8%
28,100	Cisco Systems, Inc.(a)	485,568
5,100	Corning, Inc.(a)	70,125
3,190	Openwave Systems, Inc.(a)	42,714
21,300	Qualcomm, Inc.	743,157
3,600	Research In Motion Ltd.(a)	231,876

		1,573,440

Computers & Peripherals 0.8%
15,200	Apple Computer, Inc.(a)	548,112
16,700	Dell, Inc.(a)	581,661
7,900	EMC Corp.(a)	103,648
6,600	Hewlett-Packard Co.	135,102
2,800	IBM Corp.	213,864
300	Lexmark International, Inc.(a)	20,835
3,770	M-Systems Flash Disk Pioneers (Israel)(a)	71,442
200	NCR Corp.(a)	6,600
4,220	Optimal Group, Inc.(a)	76,593
5,800	Sun Microsystems, Inc.(a)	21,054

		1,778,911

Consumer Finance 0.6%
19,500	American Express Co.	1,027,650
3,420	Cash America International, Inc.	50,787
6,700	MBNA Corp.	132,325

		1,210,762

Distributors 0.1%
3,480	Beacon Roofing Supply, Inc.(a)	77,256
1,400	Building Material Holding Corp.	76,916

		154,172

Diversified Financial Services 1.6%
3,100	Accredited Home Lenders Holding Co.(a)	123,163
7,900	AmeriCredit Corp.(a)	184,860
3,900	Ameritrade Holding Corp.(a)	40,872
4,250	Astoria Financial Corp.	112,668
10,800	CIT Group, Inc.	435,024
18,600	Citigroup, Inc.	873,455
500	Doral Financial Corp. (Puerto Rico)	7,025
6,600	Eaton Vance Corp.	154,638
13,800	J.P. Morgan Chase & Co.	489,762
4,900	Jefferies Group, Inc.	177,380
12,200	Principal Financial Group	476,776
5,250	Raymond James Financial, Inc.	141,593
500	Student Loan Corp.	96,875

		3,314,091

Diversified Manufacturing
142	GenTek, Inc.(a)	1,722

Diversified Telecommunication Services 0.4%
3,740	SafeNet, Inc.(a)	104,533
14,600	SBC Communications, Inc.	347,480
2,600	Sprint Corp.	57,876
11,500	Verizon Communications, Inc.	411,700

		921,589

Electric Utilities 1.2%
6,700	Alliant Energy Corp.	176,478
2,600	Consolidated Edison, Inc.	112,528
2,600	Edison International	94,380
3,800	Entergy Corp.	278,540
11,100	FirstEnergy Corp.	483,072
19,500	FPL Group, Inc.	795,990
1,900	Northeast Utilities	34,789
1,500	PG&E Corp.	52,080
1,700	Pinnacle West Capital Corp.	71,230
4,700	PNM Resources, Inc.	129,955
2,100	PPL Corp.	113,946
4,200	Xcel Energy, Inc.	72,156

		2,415,144

Electronic Equipment & Instruments 0.4%
16,300	Agilent Technologies, Inc.(a)	338,225
2,610	BEI Technologies, Inc.	60,030
8,000	Checkpoint Systems, Inc.(a)	126,640
7,700	Flir Systems, Inc.(a)	204,820
6,680	Radisys Corp.(a)	93,520
10,100	Sanmina-SCI Corp.(a)	40,501
12,850	SRS Labs., Inc.(a)	51,400

		915,136

Energy Equipment & Services 0.5%
1,300	Baker Hughes, Inc.	57,356
1,500	Cal Dive International, Inc.(a)	66,720
2,530	Maverick Tube Corp.(a)	73,598
3,710	Patterson-UTI Energy, Inc.	88,929
10,200	Schlumberger Ltd.	697,781
5,290	Superior Energy Services, Inc.(a)	78,715
1,710	Unit Corp.(a)	65,596

		1,128,695

Exchange Traded Funds 0.1%
2,540	iShares Russell 1000 Value Index Fund	164,262

Food & Staples Retailing 0.5%
22,900	Albertson’s, Inc.	453,191
400	Costco Wholesale Corp.	16,232
900	Sysco Corp.	31,140
6,200	Whole Foods Market, Inc.	618,264

		1,118,827

Food Products 0.5%
8,300	Cadbury Schweppes PLC, ADR (United Kingdom)	337,395
100	H.J. Heinz Co.	3,685
7,200	Kraft Foods, Inc.	233,352
10,400	Sara Lee Corp.	222,456
9,100	Unilever PLC ADR (United Kingdom)	349,076

		1,145,964

Health Care Equipment & Supplies 0.8%
4,600	Alcon, Inc.(a)	446,200
200	Bausch & Lomb, Inc.	15,000
300	Biomet, Inc.	11,607
2,300	Boston Scientific Corp.(a)	68,034
3,700	Cooper Companies, Inc.	249,935
15,090	Encore Medical Corp.(a)	62,925
100	Guidant Corp.	7,408
2,690	Laserscope(a)	85,219
3,090	Lifeline Systems, Inc.(a)	105,369
15,950	Orthovita, Inc.(a)	52,476
3,170	PolyMedica Corp.	98,238
1,470	SonoSite, Inc.(a)	42,784
15,850	Spectranetics Corp.(a)	79,726
8,600	St. Jude Medical, Inc.(a)	335,658
2,880	Syneron Medical Ltd. (Israel)(a)	83,520

		1,744,099

Health Care Providers & Services 2.1%
5,000	Aetna, Inc.	366,850
2,740	Amedisys, Inc.(a)	82,227
3,310	America Service Group, Inc.(a)	75,203
5,400	American Healthways, Inc.(a)	201,690
3,300	Amerigroup Corp.(a)	115,896
11,000	Caremark Rx, Inc.(a)	440,550
3,300	Cigna Corp.	303,534
3,700	Covance, Inc.(a)	168,868
4,800	HCA, Inc.	268,032
2,940	Kindred Healthcare, Inc.(a)	96,726
3,200	LabOne, Inc.(a)	112,256
600	McKesson Corp.	22,200
300	Medco Health Solutions, Inc.(a)	15,291
4,800	Pharmaceutical Product Development, Inc.(a)	217,824
4,030	Priority Healthcare Corp. (Class B shares)(a)	91,803
5,600	Serologicals Corp. International(a)	120,568
1,200	Sunrise Senior Living, Inc.(a)	61,488
30,500	Tenet Healthcare Corp.(a)	365,085
6,700	UnitedHealth Group, Inc.	633,217
5,500	WellPoint, Inc.(a)	702,625

		4,461,933

Homebuilding 0.2%
6,700	Hovnanian Enterprises, Inc. (Class A shares)(a)	340,159

Hotels, Restaurants & Leisure 1.1%
3,200	Brinker International, Inc.(a)	108,160
17,300	Caesars Entertainment, Inc.(a)	345,135
700	Carnival Corp.	34,216
2,400	CEC Entertainment, Inc.(a)	86,880
6,100	Century Casinos, Inc.(a)	44,042
10,330	Cosi, Inc.(a)	45,659

2,500	Hilton Hotels Corp.	54,575
1,900	International Game Technology	51,091
1,200	Kerzner International Ltd. (Bahamas)(a)	66,108
600	Marriott International, Inc. (Class A shares)	37,650
6,700	McDonald’s Corp.	196,377
2,900	Mikohn Gaming Corp.(a)	40,948
3,355	Rare Hospitality International, Inc.(a)	93,336
7,300	Scientific Games Corp. (Class A shares)(a)	156,731
3,800	Sonic Corp.(a)	121,752
10,600	Starbucks Corp.(a)	524,912
600	Starwood Hotels & Resorts Worldwide, Inc.	32,604
300	Wendy’s International, Inc.	12,879
5,700	Yum! Brands, Inc.	267,672

		2,320,727

Household Durables 0.9%
100	Centex Corp.	5,772
1,300	D.R. Horton, Inc.	39,650
100	Fortune Brands, Inc.	8,458
6,000	Harman International Industries, Inc.	471,480
13,900	Lennar Corp. (Class A shares)	715,433
3,700	Meritage Corp.(a)	234,173
200	Pulte Homes, Inc.	14,290
4,700	Snap-On, Inc.	155,899
2,800	Standard-Pacific Corp.	200,508

		1,845,663

Household Products 0.3%
1,880	Jarden Corp.(a)	83,980
11,100	Procter & Gamble Co.	601,065

		685,045

Industrial Conglomerates 1.3%
600	3M Co.	45,882
61,700	General Electric Co.	2,233,540
13,400	Tyco International Ltd. (Bermuda)	419,554

		2,698,976

Insurance 2.3%
4,800	Affirmative Insurance Holdings, Inc.(a)	72,624
3,400	Aflac, Inc.	138,210
3,700	Allmerica Financial Corp.(a)	124,209
6,200	Allstate Corp. (The)	348,192
1,700	AMBAC Financial Group, Inc.	113,645
1,500	Assurant, Inc.	49,635
100	Chubb Corp.	8,178
2,700	Commerce Group, Inc.	159,516
2,850	Delphi Financial Group (Class A shares)	118,332
3,700	Genworth Financial, Inc.	103,415
2,600	Hartford Financial Services Group, Inc.	188,162
2,300	Infinity Property & Casualty Corp.	74,635
600	MBIA, Inc.	31,428
24,300	MetLife, Inc.	945,269
3,600	Philadelphia Consolidated Holding Corp.(a)	270,000
500	Progressive Corp. (The)	45,635
2,300	Protective Life Corp.	87,952
20,600	St. Paul Travelers Cos., Inc. (The)	737,480
1,200	Torchmark Corp.	64,116

9,050	Tower Group, Inc.	108,510
42,900	UnumProvident Corp.	717,288
400	W.R. Berkley Corp.	13,000

		4,519,431

Internet & Catalog Retail 0.3%
17,300	eBay, Inc.(a)	548,929

Internet Software & Services 1.4%
11,810	Digitas, Inc.(a)	117,746
2,390	Equinix, Inc.(a)	83,602
5,400	Google, Inc. (Class A shares)(a)	1,188,000
2,480	InfoSpace, Inc.(a)	76,855
3,530	j2 Global Communications, Inc.(a)	126,092
1,100	Juniper Networks, Inc.(a)	24,849
9,760	Keynote Systems, Inc.(a)	106,872
11,840	Online Resources Corp.(a)	103,008
6,310	RADVision Ltd. (Isarel)(a)	76,540
2,740	RADWARE Ltd. (Israel)(a)	59,924
28,200	Yahoo!, Inc.(a)	973,182

		2,936,670

IT Services 0.4%
700	Affiliated Computer Services, Inc. (Class A shares)(a)	33,369
300	Computer Sciences Corp.(a)	13,044
43,600	Electronic Data Systems Corp.	843,660

		890,073

Leisure Equipment & Products 0.2%
11,900	Eastman Kodak Co.	297,500
600	Hasbro, Inc.	11,352
4,650	K2, Inc.(a)	59,148
3,800	Mattel, Inc.	68,590

		436,590

Machinery 0.3%
1,400	Bucyrus International, Inc. (Class A shares)	54,516
100	Caterpillar, Inc.	8,805
1,100	Deere & Co.	68,794
2,600	Eaton Corp.	152,490
300	ITT Industries, Inc.	27,138
300	Joy Global, Inc.	10,161
6,600	SPX Corp.	255,354

		577,258

Media 0.5%
500	Comcast Corp. (Class A shares)(a)	15,865
1,100	DirectTV Group, Inc.(a)	15,532
1,000	E.W. Scripps Co.	50,930
600	EchoStar Communications Corp. (Class A shares)(a)	17,370
3,000	Gannett Co., Inc.	231,000
100	Knight-Ridder, Inc.	6,470
1,200	Liberty Media Corp.(a)	12,048
1,900	News Corp. Inc. (Class A shares)	29,032
3,100	Scholastic Corp.(a)	108,035
6,800	Sinclair Broadcast Group, Inc. (Class A shares)	52,088
13,200	Time Warner, Inc.(a)	221,892

7,120	Valueclick, Inc.(a)	73,763
8,200	Viacom, Inc. (Class B shares)	283,884

		1,117,909

Metals & Mining 0.2%
12,100	Alcoa, Inc.	351,142
1,000	United States Steel Corp.	42,760

		393,902

Multi-Utilities & Unregulated Power 0.3%
3,100	CMS Energy Corp.(a)	40,052
2,000	Constellation Energy Group, Inc.	105,120
3,000	Dominion Resources, Inc.	226,200
1,300	Dynegy, Inc.(a)	4,355
3,900	Oneok, Inc.	112,554
1,500	SCANA Corp.	58,260
1,100	Wisconsin Energy Corp.	38,786

		585,327

Multiline Retail 0.6%
8,500	Federated Department Stores	488,750
700	Kohl’s Corp.(a)	33,320
300	Nordstrom, Inc.	15,249
16,700	Target Corp.	775,047

		1,312,366

Oil & Gas 1.9%
400	Anadarko Petroleum Corp.	29,216
1,600	Apache Corp.	90,064
9,750	Cabot Oil and Gas Corp.	287,040
8,800	Chesapeake Energy Corp.	169,312
6,300	ChevronTexaco Corp.	327,600
2,900	ConocoPhillips	304,065
1,100	Devon Energy Corp.	49,687
700	EOG Resources, Inc.	33,285
18,900	Exxon Mobil Corp.	1,077,867
10,530	Grey Wolf, Inc.(a)	63,180
6,120	Headwaters, Inc.(a)	195,656
2,000	Occidental Petroleum Corp.	138,000
4,110	Oil States International, Inc.(a)	83,474
10,200	Suncor Energy, Inc. (Canada)	375,972
6,900	Swift Energy Co.(a)	181,677
1,330	Total SA, (France)	295,764
2,400	Unocal Corp.	130,920
1,100	Valero Energy Corp.	75,383

		3,908,162

Oil, Gas & Consumable Fuels 0.2%
600	Ashland, Inc.	40,344
3,100	Sunoco, Inc.	307,706

		348,050

Paper & Forest Products 0.2%
400	Bowater, Inc.	12,996
1,100	Georgia-Pacific Corp.	37,697
1,600	International Paper Co.	54,864

800	Smurfit-Stone Container Corp.(a)	10,488
300	Temple-Inland, Inc.	10,125
3,500	Weyerhaeuser Co.	240,135

		366,305

Personal Products 0.3%
8,400	Estee Lauder Cos., Inc. (The)	322,644
6,900	Gillette Co.	356,316

		678,960

Pharmaceuticals 1.9%
2,900	Alexion Pharmaceuticals, Inc.(a)	60,146
2,600	Allergan, Inc.	183,014
4,560	Atherogenics, Inc.(a)	48,974
1,975	Barr Pharmaceuticals, Inc.(a)	102,424
1,100	Bristol-Myers Squibb Co.	28,600
2,720	Connetics Corp.(a)	59,106
10,300	Eli Lilly & Co.	602,241
1,000	Forest Laboratories, Inc.(a)	35,680
400	Johnson & Johnson	27,452
7,350	KV Pharmaceutical Co. (Class A Shares)(a)	171,990
7,192	Nabi Biopharmaceuticals(a)	78,393
13,000	Novartis AG ADR (Switzerland)	633,490
900	OSI Pharmaceuticals, Inc.(a)	42,602
19,700	Pfizer, Inc.	535,249
6,080	QLT, Inc. (Canada)(a)	65,178
3,740	Rigel Pharmaceuticals, Inc.(a)	64,141
12,800	Roche Holding AG ADR (Switzerland)	772,009
5,470	Salix Pharmaceuticals Ltd.(a)	78,221
2,800	Sanofi-Aventis (France)	247,958
800	Sepracor, Inc.(a)	47,936
3,370	Vaxgen, Inc.(a)	36,733
200	Watson Pharmaceuticals, Inc.(a)	6,000
100	Wyeth	4,494

		3,932,031

Real Estate Investment Trust 0.7%
8,700	Apartment Investment & Management Co.	331,644
600	Camden Property Trust	30,600
600	CarrAmerica Realty Corp.	19,824
200	Centerpoint Properties Trust	8,242
1,600	Duke Realty Corp.	48,960
2,600	Entertainment Properties Trust	112,320
1,200	Equity Office Properties Trust	37,764
100	Equity Residential	3,435
600	General Growth Properties, Inc.	23,466
800	Kimco Realty Corp.	44,312
300	Liberty Property Trust	11,949
1,300	Mack-Cali Realty Corp.	57,187
8,400	New Century Financial Corp.	381,780
5,200	Plum Creek Timber Co., Inc.	179,608
1,800	Prologis	71,262
1,900	SL Green Realty Corp.	115,900

		1,478,253

Retail 0.1%
5,800	CSK Auto Corp.(a)	89,958
1,690	Guitar Center, Inc.(a)	83,402
3,170	Jos. A. Bank Clothiers, Inc.(a)	103,976

		277,336

Road & Rail 0.2%
400	CSX Corp.	16,052
3,600	Norfolk Southern Corp.	113,040
3,300	Union Pacific Corp.	210,969

		340,061

Semiconductors & Semiconductor Equipment 1.1%
400	Analog Devices, Inc.	13,644
24,900	Applied Materials, Inc.(a)	370,263
29,700	Intel Corp.	698,544
13,300	Marvell Technology Group Ltd.(a)	445,284
11,200	Maxim Integrated Products	418,880
4,830	Microsemi Corporation(a)	81,724
9,380	O2Micro International Ltd.(a)	96,708
6,940	Sirf Technology Holdings, Inc.(a)	79,185
4,200	Texas Instruments, Inc.	104,832
4,450	Ultratech Stepper, Inc.(a)	70,844

		2,379,908

Software 2.0%
8,200	Adobe Systems, Inc.	487,654
15,400	BMC Software, Inc.(a)	249,480
33,100	Computer Associates International, Inc.	890,389
11,800	Electronic Arts, Inc.(a)	630,002
5,680	Epicor Software Corp.(a)	62,537
2,900	Global Payments, Inc.	187,804
5,860	Infocrossing, Inc.(a)	96,397
7,700	Mercury Interactive Corp.(a)	318,241
5,090	Merge Technologies, Inc.(a)	82,611
25,600	Microsoft Corp.	647,680
4,700	Navteq Corp.(a)	171,174
4,500	Oracle Corp.(a)	52,020
3,900	Sonic Solutions(a)	57,291
12,070	Synplicity, Inc.(a)	64,816
6,900	Systeme, Anwedungen, Produkte AG, ADR (Germany)	272,067

		4,270,163

Specialty Retail 0.8%
300	Abercrombie & Fitch Co.	16,185
6,500	Bed Bath & Beyond, Inc.(a)	241,865
25,200	Chico’s FAS, Inc.(a)	645,876
1,000	Home Depot, Inc.	35,370
400	Limited Brands	8,676
8,000	Lowe’s Cos., Inc.	416,880
200	Ross Stores, Inc.	5,344
1,950	Staples, Inc.	37,187
2,400	Stein Mart, Inc.(a)	48,624
7,100	Williams-Sonoma, Inc.(a)	237,779

		1,693,786

Telecommunications
1,400	MCI, Inc.	37,142
19,021	Netia SA (Poland)(a)	22,787

		59,929

Textiles, Apparel & Luxury Goods 0.3%
13,200	Coach, Inc.(a)	353,760
8,400	Jones Apparel Group, Inc.	255,780
1,600	Nike, Inc. (Class B shares)	122,896

		732,436

Thrifts & Mortgage Finance 0.5%
4,000	Countrywide Financial Corp.	144,760
8,600	Freddie Mac	529,072
10,000	Washington Mutual, Inc.	413,200

		1,087,032

Tobacco 0.6%
19,600	Altria Group, Inc.	1,273,804

Transportation 0.1%
1,900	Forward Air Corp.(a)	45,714
2,025	Old Dominion Freight Line, Inc.(a)	56,903
6,560	Vitran Corp., Inc. (Canada) (Class A shares)(a)	97,481

		200,098

Wireless Telecommunication Services 0.4%
17,500	American Tower Corp. (Class A shares)(a)	301,525
17,900	Nextel Communications, Inc.(a)	501,021

		802,546

	Total common stocks	80,295,804

PREFERRED STOCK
Telecommunications
350	McLeodUSA, Inc., 2.50%	294

Moody’s Rating	Principal Amount (000)
CORPORATE BONDS 13.8%
Aerospace/Defense 0.3%
		Alliant Techsystems, Inc., Sr. Sub. Notes,
B2	$75	8.50%, 5/15/11	79,688
		BE Aerospace, Inc., Sr. Sub. Notes,
Caa3	105	8.875%, 5/1/11	105,788
		Esterline Technologies, Sr. Sub. Notes,
B1	125	7.75%, 6/15/13	130,624
		K & F Acquisition Inc., Sr. Sub Notes,
Caa1	50	7.75%, 11/15/14	49,000
		L-3 Communications Corp., Sr. Sub. Notes,
Ba3	100	7.625%, 6/15/12	105,750
		Sequa Corp., Sr. Notes,
B1	100	8.875%, 4/1/08	103,000
		Standard Aero, Inc. Sr. Sub. Notes,
Caa1	25	8.25%, 9/1/14	25,625
		TD Funding Corp., Gtd. Notes,

B3	50	8.375%, 7/15/11	51,000

			650,475

Airlines 0.1%
		AMR Corp., Notes, MTN
Caa2	150	10.55%, 3/12/21	90,000
		Continental Airlines, Inc., Notes,
Ba2	44	7.57%, 3/15/20	35,553
		Continental Airlines, Inc., Ser. 981B,
Ba2	39	6.75%, 3/15/17	29,800
		Delta Air Lines, Inc., Notes,
Ca	50	8.30%, 12/15/29	13,000

			168,353

Automobiles 0.5%
		DaimlerChrysler NA Holding Corp., Gtd. Notes, FRN,
A3	700	3.20%, 3/7/07(e)	693,056
		DaimlerChrysler NA Holding Corp., Notes, FRN, MTN
A3	200	3.47%, 5/24/06(e)	200,167
		DaimlerChrysler NA Holding Corp., Notes, FRN, MTN,
A3	100	3.77%, 8/8/06(e)	100,545

			993,768

Automotive 0.3%
		Affinia Group, Inc., Gtd. Notes, Ser. 144A,
Caa1	62	9.00%, 11/30/14	55,180
		Delco Remy International, Inc., Sr. Sub. Notes,
Caa1	125	9.375%, 4/15/12	100,000
		Goodyear Tire & Rubber Co. (The), Notes,
B3	125	7.857%, 8/15/11	112,500
		Navistar International Corp., Sr. Notes, Ser. 144A,
Ba3	125	6.25%, 3/1/12	110,000
		Rexnord Corp., Gtd. Notes,
B3	100	10.125%, 12/15/12	107,000
		Tenneco Automotive, Inc., Sr. Sub Notes,
B3	50	8.625%, 11/15/14	45,625
		TRW Automotive, Inc., Sr. Notes,
B1	59	9.375%, 2/15/13	61,065

			591,370

Banking 0.2%
		HSBC Bank, Sr. Notes, FRN
Aa2	400	3.12%, 9/21/07(e)	400,300

Building Materials & Construction 0.2%
		D.R. Horton, Inc., Sr. Notes,
Ba1	100	7.875%, 8/15/11	110,680
		Goodman Global Holding Co., Inc. Sr. Notes, FRN
B3	25	5.76%, 6/15/12(e)	23,875
		Grohe Holding GmbH, (Germany) Gtd. Notes,
B3	125	8.625%, 10/1/14	158,947
		K Hovnanian Enterprises Inc., Gtd. Notes,
Ba2	25	6.25%, 1/15/15	24,188
		KB Home, Sr. Sub. Notes,
Ba2	65	8.625%, 12/15/08	70,817
		THL Buildco, Inc., Sr. Sub. Notes,
B3	75	8.50%, 9/1/14	66,375

			454,882

Cable 0.3%
		Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes, Zero Coupon (unitl 7/15/05),
Ca	50	16.00%, 7/15/10(b) (f)	4,500
		Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 5/15/06),
Ca	420	11.75%, 5/15/11(f)	267,750
		Charter Communications Holdings LLC, Sr. Notes,
B2	175	10.25%, 1/15/10 - 9/15/10	155,000
Ca	25	10.00%, 5/15/11	17,500
		CSC Holdings, Inc., Sr. Notes,
B1	30	7.875%, 12/15/07	30,675
B1	50	7.25%, 7/15/08	50,000
B1	50	6.75%, 4/15/12	48,375
		CSC Holdings, Inc., Sr. Notes, Series B,
Ba1	25	7.625%, 4/1/11	25,375
		Kabel Deutschland GmbH, (Germany), Sr. Notes,
B2	60	10.625%, 7/1/14	63,300

			662,475

Capital Goods 0.6%
		ALH Finance LLC, Sr. Sub. Notes,
B3	75	8.50%, 1/15/13	72,000
		Allied Waste of North America, Inc., Sr. Notes,
B2	220	8.50%, 12/1/08	224,124
B2	25	7.875%, 4/15/13	24,313
		Arch Western Finance LLC, Sr. Notes,
Ba3	50	6.75%, 7/1/13	50,125
		Blount, Inc., Sr. Sub. Notes,
Caa1	75	8.875%, 8/1/12	77,250
		Great Lakes Dredge & Dock Corp., Sr. Sub. Notes,
Caa2	35	7.75%, 12/15/13	27,563
		Invensys PLC (United Kingdom), Sr. Notes,
B3	40	9.875%, 3/15/11	39,600
		Johnson Diversified Holdings, Inc., Zero Coupon (until 5/15/07),
B3	75	10.67%, 5/15/13(f)	59,250
		Johnson Diversified, Inc., Gtd. Notes,
B2	75	9.625%, 5/15/12	76,125
		Joy Global, Inc., Sr. Sub. Notes,
B1	125	8.75%, 3/15/12	137,812
		Propex Fabrics, Inc., Gtd. Notes,
Caa1	75	10.00%, 12/1/12	71,250
		Spectrum Brands, Inc., Sr. Sub Notes, Ser. 144A,
B3	125	7.375%, 2/1/15	121,250
		Stena AB, (Sweden),
Ba3	75	7.50%, 11/1/13	71,625
		Terex Corp., Gtd. Notes,
B3	90	10.375%, 4/1/11	97,650
		Terex Corp., Sr. Sub. Notes,
B3	20	9.25%, 7/15/11	21,700
		The Manitowoc Co., Inc., Sr. Sub. Notes,
B2	100	10.50%, 8/1/12	111,250
		United Rentals of North America, Inc., Gtd. Notes,
B1	25	6.50%, 2/15/12	23,813
		United Rentals of North America, Inc., Sr. Sub. Notes,
B2	50	7.75%, 11/15/13	46,875

			1,353,575

Chemicals 0.7%
		Equistar Chemicals L.P., Gtd. Notes,
B2	105	10.125%, 9/1/08	115,500
		Hercules, Inc., Debs. Notes,
Baa3	150	6.60%, 8/1/27	150,000
		Huntsman Advanced Materials, Sec’d. Notes,
B2	60	11.00%, 7/15/10	68,400
		Huntsman International LLC, Gtd. Notes,
Caa1	14	10.125%, 7/1/09	14,525
		IMC Global, Inc., Debs.,
B2	125	6.875%, 7/15/07	126,250
		IMC Global, Inc., Gtd. Notes,
B1	90	11.25%, 6/1/11	99,900
		ISP Chemco, Inc., Gtd. Notes,
B2	75	10.25%, 7/1/11	81,188
		Lyondell Chemical Co., Gtd. Notes,
B1	75	9.50%, 12/15/08	79,969
		Lyondell Chemical Co., Sec’d Notes,
B1	25	11.125%, 7/15/12	28,563
		OM Group, Inc., Gtd. Notes,
Caa1	45	9.25%, 12/15/11	45,450
		PQ Corp., Gtd. Notes, Ser. 144A,
B3	75	7.50%, 2/15/13	72,750
		Rhodia SA, (France) Sr. Notes,
B3	200	10.25%, 6/1/10	211,999
		Rhodia SA, Sr. Sub. Notes,
Caa1	75	8.875%, 6/1/11	70,125
		Rockwood Specialties Corp., Gtd. Notes,
B3	125	7.625%, 11/15/14	160,561
		Rockwood Specialties Group, Sr. Sub. Notes,
B3	50	10.625%, 5/15/11	54,813

			1,379,993

Consumer 0.3%
		Clorox Co., Notes, FRN
A3	500	3.125%, 12/14/07(e)	500,586
		Levi Strauss & Co., Sr. Notes,
Ca	80	12.25%, 12/15/12	84,800
		Levi Strauss & Co., Sr. Notes, FRN,
Caa3	35	7.73%, 4/1/12(e)	32,200

			617,586

Electric 1.3%
		AES Corp., Sr. Notes,
B2	195	9.375%, 9/15/10	212,549
		AES Eastern Energy LP,
Ba1	132	9.00%, 1/2/17	150,827
		Allegheny Energy Supply, Notes,
B3	30	8.25%, 4/15/12	31,950
		Calpine Corp., Sec’d. Notes,
B	190	8.75%, 7/15/13	131,100
		CMS Energy Corp., Sr. Notes,
B3	115	7.50%, 1/15/09	117,875
B3	50	8.50%, 4/15/11	53,500
		Dynegy Holdings, Inc., Sec’d Notes,
B3	60	9.875%, 7/15/10	60,600
		Dynegy Holdings, Inc., Sec’d. Notes,
B3	95	10.125%, 7/15/13	97,850

		Edison Mission Energy, Sr. Notes,
B1	75	7.73%, 6/15/09		76,875
		Homer City Funding LLC, Gtd. Notes,
Ba2	72	8.14%, 10/1/19		76,860
		Legrand Holding S.A., (France) Sr. Unsub. Notes,
B1	125	10.50%, 2/15/13		140,625
		Midland Funding Corp, Sr. Sec’d. Notes, Ser. A,
Ba3	4	11.75%, 7/23/05		4,539
		Midwest Generation LLC,
B1	30	8.30%, 7/2/09		31,650
B1	60	8.56%, 1/2/16		65,700
B1	125	8.75%, 5/1/34		136,250
		Mission Energy Holdings, Sec’d. Notes,
B3	35	13.50%, 7/15/08		41,038
		Nevada Power Co.,
Ba2	60	6.50%, 4/15/12		61,050
		Nevada Power Co., Notes,
Ba2	5	10.875%, 10/15/09		5,550
		NoteCo Ltd., (United Kingdom), FRN,
NR	7	6.92%, 6/30/25(e)	GBP	16,979
		NRG Energy, Inc., Sec’d. Notes
B2	135	8.00%, 12/15/13		$136,350
		Orion Power Holdings, Inc., Sr. Notes,
B2	50	12.00%, 5/1/10		59,750
		Pacific Gas & Electric Co., 1st Mortgage, FRN
Baa2	34	3.82%, 4/3/06(e)		34,077
		PPL Capital Funding Trust, Gtd. Notes,
Ba1	300	7.29%, 5/18/06		308,762
		Reliant Energy-Mid Atlantic Power Holdings LLC, Ser. B,
B1	66	9.24%, 7/2/17		74,250
		Reliant Resources, Inc., Sec’d. Notes,
B1	125	9.50%, 7/15/13		129,688
		Sierra Pacific Resouces, Sr. Notes,
B2	40	8.625%, 3/15/14		42,400
		Texas Genco LLC, Sr. Notes,
B1	150	6.875%, 12/15/14		147,000
		TNP Enterprises, Inc., Sr. Sub. Notes,
B2	75	10.25%, 4/1/10		79,125
		TXU Energy Co. LLC, Notes, FRN
Baa2	95	3.92%, 1/17/06(e)		94,996

				2,619,765

Energy - Other 0.6%
		Chesapeake Energy Corp., Sr. Notes,
Ba2	150	6.375%, 6/15/15		147,000
		Encore Acquisition Co., Sr. Sub. Notes,
B2	25	6.25%, 4/15/14		24,125
		Enterprise Products Operating LP, Sr. Notes, Ser. B,
Baa3	50	5.60%, 10/15/14		50,290
		Forest Oil Corp., Sr. Notes,
Ba3	30	8.00%, 12/15/11		32,550
		Hanover Compressor Co., Sr. Notes,
B3	75	8.625%, 12/15/10		76,875
		Hanover Equipment Trust, Sec’d Notes,
B2	50	8.75%, 9/1/11		52,438
		Houston Exploration Co., Sr. Sub. Notes,
B2	25	7.00%, 6/15/13		25,125
		Magnum Hunter Resources, Inc., Gtd. Notes,
B2	8	9.60%, 3/15/12		8,880
		Newfield Exploration Co., Sr. Sub. Notes,
Ba3	50	8.375%, 8/15/12		53,750

		Parker Drilling Co., Sr. Notes,
B2	100	9.625%, 10/1/13	110,000
		Pemex Project Funding Master Trust,
NR	250	9.25%, 3/30/18	307,499
		Premcor Refining Group, Gtd. Notes,
Ba3	75	6.75%, 5/1/14	78,188
		Premcor Refining Group, Sr. Notes,
Ba3	25	6.75%, 2/1/11	26,500
		Premcor Refining Group, Sr. Sub. Notes,
B2	50	7.75%, 2/1/12	53,750
		Pride International Inc., Sr. Notes,
NR	25	7.375%, 7/15/14	26,250
		Stone Energy Corp., Sr. Sub. Notes,
B2	105	8.25%, 12/15/11	107,625
		Vintage Petrolium, Inc., Sr. Notes,
Ba3	50	8.25%, 5/1/12	53,875
		Vintage Petrolium, Inc., Sr. Sub. Notes,
B1	25	7.875%, 5/15/11	26,000

			1,260,720

Food 0.3%
		Agrilink Foods, Inc., Sr. Sub. Notes,
B3	8	11.875%, 11/1/08	8,300
		Ahold Finance USA, Inc., Notes,
Ba3	25	8.25%, 7/15/10	27,125
		Del Monte Corp., Sr. Sub. Notes,
B2	125	8.625%, 12/15/12	133,750
B2	125	6.75%, 2/15/15	120,000
		Delhaize America, Inc., Gtd. Notes,
Ba1	65	8.125%, 4/15/11	71,657
		Dole Foods Co., Sr. Notes,
B2	38	8.625%, 5/1/09	39,995
B2	18	8.875%, 3/15/11	19,080
		Smithfield Foods, Inc., Sr. Notes,
Ba2	80	8.00%, 10/15/09	85,600
		United Biscuits Finance PLC, (United Kingdom) Gtd. Notes,
B3	125	10.625%, 4/15/11	165,403

			670,910

Gaming 0.5%
		Argosy Gaming Co., Sr. Sub. Notes,
B1	75	7.00%, 1/15/14	81,938
		Boyd Gaming Corp., Sr. Sub. Notes,
B1	50	8.75%, 4/15/12	53,875
		Isle of Capri Casinos, Inc., Sr. Sub. Notes,
B2	50	7.00%, 3/1/14	48,500
		Kerzner International, Ltd., Gtd. Notes,
B2	55	8.875%, 8/15/11	58,850
		MGM Mirage, Inc. Notes,
Ba1	250	6.00%, 10/1/09	246,562
		MGM Mirage, Inc., Gtd. Notes,
Ba2	130	9.75%, 6/1/07	140,075
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes,
Ba3	100	8.00%, 4/1/12	106,250
		Park Place Entertainment Corp., Sr. Notes,
Ba2	20	9.375%, 2/15/07	21,375
Ba2	20	8.875%, 9/15/08	22,025
Ba1	130	7.50%, 9/1/09	141,700
Ba2	35	8.125%, 5/15/11	39,200
		Penn National Gaming, Inc., Sr. Sub Notes, Ser. 144A,
B3	25	6.75%, 3/1/15	23,938

		Station Casinos, Inc., Sr. Notes,
Ba3	90	6.00%, 4/1/12	89,325
		Wynn Las Vegas LLC,
NR	75	6.625%, 12/1/14	70,125

			1,143,738

Health Care & Pharmaceuticals 1.0%
		Alliance Imaging Inc., Sr. Sub. Notes,
B3	25	7.25%, 12/15/12	23,750
		Concentra Operating Corp.,
B3	75	9.50%, 8/15/10	78,000
B3	125	9.125%, 6/1/12	128,750
		Coventry Health Care, Inc., Sr. Notes,
NR	5	5.875%, 1/15/12	4,975
Ba1	45	8.125%, 2/15/12	48,375
		Elan Finance PLC, Sr. Notes,
B3	25	7.75%, 11/15/11	19,375
		HCA, Inc., Debs.,
Ba2	180	7.50%, 12/15/23	182,163
		HCA, Inc., Notes, MTN
Ba2	60	9.00%, 12/15/14	70,110
		Healthsouth Corp., Notes,
Caa2	75	7.625%, 6/1/12	72,000
		Healthsouth Corp., Sr. Notes,
Caa2	150	8.50%, 2/1/08	149,999
		IASIS Healthcare LLC, Sr. Sub. Notes,
B3	40	8.75%, 6/15/14	41,100
		Magellan Health Services, Inc., Sr, Notes,
B3	131	9.375%, 11/15/08	140,922
		Medco Health Solutions, Inc., Sr. Notes,
Ba1	50	7.25%, 8/15/13	55,576
		Medical Device Manufacturing, Inc., Gtd. Notes, Ser. B,
Caa1	65	10.00%, 7/15/12	69,550
		Medquest, Inc., Sr. Sub. Notes,
B3	125	11.875%, 8/15/12	126,250
		NeighborCare, Inc., Sr. Sub. Notes,
Ba3	40	6.875%, 11/15/13	41,800
		Omega Healthcare Investors, Inc., Notes,
B1	50	6.95%, 8/1/07	50,813
B1	25	7.00%, 4/1/14	24,125
		Resources-Care, Inc., Sr. Notes,
B2	100	10.625%, 11/15/08	106,000
		Select Medical Corp., Sr. Sub Notes, Ser. 144A,
B3	50	7.625%, 2/1/15	49,125
		Senior Housing Properties Trust, Sr. Notes,
Ba2	60	8.625%, 1/15/12	65,100
		Tenet Healthcare Corp., Sr. Notes,
B3	50	6.375%, 12/1/11	46,500
B3	35	6.50%, 6/1/12	32,375
B3	50	9.25%, 2/1/15	50,000
		Vanguard Health Holding Co., Sr. Sub. Notes,
NR	75	9.00%, 10/1/14	78,188
		Ventas Realty LP, Gtd. Notes,
Ba3	40	8.75%, 5/1/09	43,050
		Ventas Realty LP, Sr. Notes,
Ba3	110	9.00%, 5/1/12	122,650
		VWR International, Inc., Sr. Sub Notes,
Caa1	125	8.00%, 4/15/14	116,250
		Warner Chilcott Corp., Sr. Sub. Notes,
Caa1	100	8.75%, 2/1/15	98,000

			2,134,871

Lodging 0.4%
		FelCor Lodging LP, Gtd. Notes,
B1	75	9.00%, 6/1/11	80,250
		FelCor Suites LP, Gtd. Notes,
B1	50	7.625%, 10/1/07	51,313
		HMH Properties, Inc., Sr. Notes, Ser. B,
Ba3	14	7.875%, 8/1/08	14,280
		Host Marriott LP, Sr. Notes,
Ba3	125	9.50%, 1/15/07	133,125
Ba3	40	7.125%, 11/1/13	40,500
		Host Marriott LP, Sr. Notes, Ser. M,
Ba3	75	7.00%, 8/15/12	75,750
		John Q Hammons Hotels LP,
B2	25	8.875%, 5/15/12	26,625
		Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes,
Ba2	125	8.00%, 5/15/10	136,250
		Starwood Hotels & Resorts Worldwide, Inc., Notes,
Ba1	125	7.875%, 5/1/12	137,031
Ba1	175	7.375%, 11/15/15	187,687

			882,811

Media & Entertainment 0.9%
		AMC Entertainment Inc., Sr. Sub. Notes,
B3	5	8.00%, 3/1/14	4,525
		American Color Graphics, Notes,
Caa1	30	10.00%, 6/15/10	19,200
		Canwest Media, Inc. (Canada), Sr. Sub. Notes,
B2	100	10.625%, 5/15/11	108,500
		Dex Media East LLC, Gtd. Notes,
B2	107	12.125%, 11/15/12	125,859
		Dex Media West LLC, Sr. Sub. Notes,
B2	142	9.875%, 8/15/13	157,620
		DirecTV Holdings LLC, Sr. Notes,
B1	70	8.375%, 3/15/13	75,775
		Echostar DBS Corp., Gtd. Notes,
Ba3	80	6.625%, 10/1/14	77,600
		Entercom Radio LLC, Gtd. Notes,
Ba2	30	7.625%, 3/1/14	31,200
		Intelsat Bermuda, Sr. Notes,
B1	125	8.25%, 1/15/13	125,938
		Intrawest Corp., Sr. Notes,
B1	75	7.50%, 10/15/13	74,625
		Lighthouse International Co. S.A., (Luxembourg) Sr. Notes,
B3	125	8.00%, 4/30/14	159,754
		Marquee, Inc., Sr. Notes,
B2	100	8.625%, 8/15/12	103,750
		Medianews Group, Inc., Sr. Sub. Notes,
B2	75	6.875%, 10/1/13	72,750
		Morris Publishing, Sr. Sub. Notes,
Ba3	30	7.00%, 8/1/13	29,100
		Primedia, Inc., Gtd. Notes,
B3	50	8.875%, 5/15/11	51,750
		Primedia, Inc., Sr. Notes, FRN
B3	25	8.1644%, 5/15/10(e)	26,250
		Quebecor Media, Inc. (Canada), Sr. Notes,
B2	50	11.125%, 7/15/11	55,000
		Six Flags, Inc., Sr. Notes,
Caa1	45	9.625%, 6/1/14	38,025

			Sun Media Corp. (Canada), Gtd. Notes,
Ba3		150	7.625%, 2/15/13	153,000
			Universal City Florida Holding Co., Sr. Notes,
B3		50	8.375%, 5/1/10	50,750
			Vail Resorts, Inc., Sr. Sub. Notes.,
B2		45	6.75%, 2/15/14	44,325
			Vertis, Inc., Sec’d. Notes,
B2		56	9.75%, 4/1/09	56,000
B3		55	10.875%, 6/15/09	48,675
			WDAC Subsidiary Corp., Sr. Notes,
Caa1		125	8.50%, 12/1/14	142,005

				1,831,976

Metals 0.3%
			AK Steel Corp., Gtd.,
B3		100	7.875%, 2/15/09	91,750
			AK Steel Corp., Sr. Notes,
B3		50	7.75%, 6/15/12	44,500
			Foundation PA Coal Co. Notes,
B1		50	7.25%, 8/1/14	51,375
			Ispat Inland ULC, Sec’d. Notes,
B3		125	9.75%, 4/1/14	142,812
			Novelis Inc., (Canada) Sr. Notes,
B1		75	7.25%, 2/15/15	72,563
			Oregon Steel Mills Inc., Gtd. Notes,
B2		55	10.00%, 7/15/09	58,988
			Russel Metals Inc., (Canada), Sr. Notes,
Ba3		100	6.375%, 3/1/14	95,000
			Ryerson Tull, Inc., Sr. Notes,
NR		40	8.25%, 12/15/11	34,000
			United States Steel LLC, Sr. Notes,
Ba2		89	10.75%, 8/1/08	100,125

				691,113

Non Captive Finance 1.6%
			Borden US Finance Corp./Nova Scotia Finance, Sec’d Notes,
B3		50	9.00%, 7/15/14	50,000
			Crystal U.S. Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 10/1/09),
Caa2		125	10.50%, 10/1/14(f)	81,250
			Ford Motor Credit Co., Notes, FRN, MTN
A3		600	3.59%, 7/18/05(e)	599,233
			General Electric Capital Corp, (Japan) Sr. Notes,
Aaa	JPY	67,000	1.40%, 11/2/06	650,711
			General Electric Capital Corp., (Japan) Sr. Unsub. Notes,
Aaa	JPY	8,000	10%, 12/20/05	76,294
			General Motors Acceptance Corp.,
Baa1		$100	4.75%, 5/19/05(e)	100,033
			General Motors Acceptance Corp., FRN, MTN
Baa1		300	7.50%, 7/15/05(e)	301,379
			General Motors Acceptance Corp., Notes,
Baa1		1,000	6.875%, 9/15/11	876,118
			KRATON Polymers LLC/Capital Corp., Sr. Sub Notes, Ser. 144A,
Caa1		125	8.125%, 1/15/14	113,750
			Ray Acquisition SCA, (France) Sr. Notes, Ser. 144A,
Caa1		250	9.375%, 3/16/15	298,532

				3,147,300

Packaging 0.5%
		Crown Euro Holdings SA (France), Sec’d. Notes,
B1	100	9.50%, 3/1/11	108,000
		Graham Packaging Co., Inc., Sr. Notes,
Caa1	25	8.50%, 10/15/12	23,875
Caa2	200	9.875%, 10/15/14	191,000
		Graphic Packaging International Corp., Sr. Sub. Notes,
B3	125	9.50%, 8/15/13	124,375
		Greif Brothers Corp., Sr. Sub. Notes,
B2	175	8.875%, 8/1/12	186,375
		Impress Group BV, (Netherlands) Sr. Notes,
B2	100	10.50%, 5/25/07	135,227
		Jefferson Smurfit Corp., Gtd. Notes,
B2	50	8.25%, 10/1/12	49,000
B2	75	7.50%, 6/1/13	70,125
		Norampac, Inc., (Canada) Sr. Notes,
Ba2	50	6.75%, 6/1/13	49,500
		Owens-Brockway Glass Containers, Sec’d. Notes,
B1	180	8.75%, 11/15/12	196,200

			1,133,677

Paper 0.3%
		Abitibi-Consolidated Inc. CDA, Notes,
Ba3	125	5.25%, 6/20/08	115,000
		Ainsworth Lumber Co. Ltd., Sr. Notes, (Canada)
B2	85	6.75%, 3/15/14	76,925
		Caraustar Industries, Inc., Gtd. Notes,
Caa1	25	9.875%, 4/1/11	24,500
		Cascades, Inc. (Canada),
Ba3	60	7.25%, 2/15/13	59,100
		Cellu Tissue Holdings Inc., Sec’d. Notes,
B2	100	9.75%, 3/15/10	102,500
		Georgia-Pacific Corp., Notes,
Ba3	75	7.50%, 5/15/06	76,875
Ba3	20	8.125%, 5/15/11	21,875
Ba3	75	8.875%, 5/15/31	86,156
		Mercer International, Inc., Sr. Notes,
Caa1	25	9.25%, 2/15/13	23,000
		Millar Western Forest Products Ltd. (Canada), Sr. Notes,
B2	75	7.75%, 11/15/13	71,250
		Tembec Industries, Inc. (Canada), Gtd. Notes,
Ba3	25	8.625%, 6/30/09	20,125
Ba3	55	7.75%, 3/15/12	41,525

			718,831

Pipelines & Other 0.5%
		EL Paso Corp., Gtd. Notes,
B3	210	7.75%, 6/1/13	211,575
		EL Paso Corp., Notes,
Caa1	125	7.875%, 6/15/12	122,188
		EL Paso Corp., Sr. Notes,
Caa1	25	7.00%, 5/15/11	23,625
		Ferrellgas Partners LP, Notes,
B2	40	8.75%, 6/15/12	40,400
		Inergy LP, Sr. Notes,
B1	50	6.875%, 12/15/14	47,500
		Pacific Energy Partners LP, Sr. Notes,
Ba2	50	7.125%, 6/15/14	52,125
		Southern Natural Gas, Notes,
B1	50	8.875%, 3/15/10	54,345

		Tennessee Gas Pipeline, Debs.,
B1	160	7.00%, 3/15/27 - 10/15/28	162,932
B1	125	7.625%, 4/1/37	130,482
		TranMontaigne, Inc., Sr. Sub. Notes,
B3	40	9.125%, 6/1/10	41,400
		Williams Companies., Inc., Notes,
B1	150	7.125%, 9/1/11	156,375
B1	45	8.125%, 3/15/12	49,275

			1,092,222

Retailers 0.2%
		AutoNation, Inc., Sr. Notes,
Ba2	15	9.00%, 8/1/08	16,313
		Group 1 Automotive, Inc., Sr. Sub. Notes,
B1	75	8.25%, 8/15/13	75,000
		JC Penney Co., Inc., Debs.,
Ba2	116	7.40%, 4/1/37	115,420
		Jean Coutu Group, Inc., (Canada) Sr. Notes,
B2	25	7.625%, 8/1/12	24,813
		Jean Coutu Group, Inc., (Canada) Sr. Sub. Notes,
B3	50	8.50%, 8/1/14	47,125
		Landry’s Restaurant, Inc., Sr. Notes, Ser. 144A,
B2	125	7.50%, 12/15/14	116,249
		Saks, Inc., Notes,
Ba3	70	7.375%, 2/15/19	62,300
		Toys R Us, Inc., Notes,
Ba2	25	7.625%, 8/1/11	22,563
Ba2	5	7.875%, 4/15/13	4,350

			484,133

Technology 0.4%
		Flextronics International Ltd., (Singapore) Sr. Sub. Notes,
NR	75	6.25%, 11/15/14	69,375
		Freescale Semiconductor Inc., Sr. Notes,
Ba2	25	6.875%, 7/15/11	25,625
		Iron Mountain, Inc., Gtd. Notes,
Caa1	75	8.625%, 4/1/13	75,188
		Nortel Networks, Ltd. (Canada) Notes,
B3	25	6.125%, 2/15/06	25,063
		Sanmina-SCI Corp., Sec’d. Notes,
Ba2	95	10.375%, 1/15/10	104,025
		Seagate Technology Holdings, Notes,
Ba2	125	8.00%, 5/15/09	131,250
		STATS ChiPAC Ltd., Sr. Notes,
Ba2	40	6.75%, 11/15/11	37,800
		UGS Corp., Sr. Sub. Notes,
B3	200	10.00%, 6/1/12	213,999
		Unisys Corp., Sr. Notes,
Ba1	75	8.125%, 6/1/06	76,500
		Xerox Corp., Sr. Notes,
Ba2	75	7.625%, 6/15/13	80,063

			838,888

Telecommunications 1.4%
		Alamosa Delaware, Inc., Gtd. Notes,
Caa1	50	11.00%, 7/31/10	55,813

		Alamosa Delaware, Inc., Sr. Notes,
Caa1	75	8.50%, 1/31/12	77,625
		AT&T Corp., Sr. Notes,
Ba1	73	9.05%, 11/15/11	83,311
		Centennial Communications, Notes,
Caa1	100	8.125%, 2/1/14	99,750
		Cincinnati Bell, Inc., Sr. Sub. Notes,
B3	50	8.375%, 1/15/14	47,625
		Citizens Communications Co., Notes,
Ba3	30	9.25%, 5/15/11	32,475
Ba3	100	6.25%, 1/15/13	93,250
		Crown Castle International Corp., Sr. Notes,
B3	50	9.375%, 8/1/11	54,750
B3	125	7.50%, 12/1/13	133,125
		Dobson Cellular Systems, Sec’d Notes, FRN
B2	25	7.96%, 11/1/11(e)	25,500
		Dobson Communications, Corp., Sr. Notes,
Ca	125	8.875%, 10/1/13	101,875
		Eircom Funding (Ireland),
B1	50	8.25%, 8/15/13	54,000
		MCI, Inc., Sr. Notes,
B2	65	6.91%, 5/1/07	65,975
B2	59	7.69%, 5/1/09	60,918
B2	60	8.74%, 5/1/14	64,950
		Nextel Communications, Inc., Sr. Notes,
Ba3	50	5.95%, 3/15/14	50,625
		Qwest Capital Funding, Inc., Gtd. Notes,
Caa2	100	7.25%, 2/15/11	89,500
		Qwest Corp., Sr. Notes,
Ba3	100	7.875%, 9/1/11	101,500
		Qwest Services Corp., Notes,
Caa1	287	14.00%, 12/15/10	322,874
		Rogers Wireless Communications, Inc., Sec’d Notes, (Canada)
NR	75	7.50%, 3/15/15	76,969
		Rogers Wireless Communications, Inc., Sr. Sub Notes, (Canada)
NR	75	8.00%, 12/15/12	76,875
		SBC Communications, Inc., Notes,
A2	700	4.21%, 6/5/21	700,671
		UbiquiTel Operating Co., Sr. Notes,
Caa1	75	9.875%, 3/1/11 - 3/1/11	81,188
		US Unwired, Inc., Ser. B, Sec’d Notes, FRN
B2	25	7.26%, 6/15/10(e)	25,625
		Verizon Wireless Capital, FRN
A3	300	2.93%, 5/23/05(e)	299,975

			2,876,744

Tobacco 0.1%
		DIMON, Inc., Sr. Notes,
B1	75	9.625%, 10/15/11	84,300
		Standard Commercial Corp., Sr. Notes,
Ba3	75	8.00%, 4/15/12	85,969

			170,269

		Total corporate bonds	28,970,745

CONVERTIBLE BONDS
Capital Goods
		Tyco International Group SA, Gtd. Notes,
Baa3	10	3.125%, 1/15/23	14,675

Technology
		Nortel Networks Corp., Gtd. Notes,
B3	20	4.25%, 9/1/08	18,075

		Total convertible bonds	32,750

MORTGAGE RELATED SECURITIES 2.9%
		ACE Securities Corp., Ser. 2004, Class 2A, FRN,
AAA(d)	264	3.13%, 4/25/34(e)	263,651
		American Express Credit Account Master Trust, Ser. 2000-5, FRN,
Aaa	900	3.09%, 4/15/08(e)	900,471
		Ameriquest Mortgage Securities, Ser. 2004, Class R2 A, FRN,
AAA(d)	38	3.11%, 4/25/34(e)	37,516
		Argent Securities Inc., FRN,
Aaa	207	3.13%, 5/25/34(e)	207,262
		Bear Stearns ARM Trust, Ser. 2005-4 23A2, FRN,
Aaa	500	5.45%, 5/25/35(e)	506,590
		Capital Auto Receivable Asset Trust,
Aaa	741	2.64%, 3/17/08	735,989
		Commercial Mortgage Securities, Series 2005-F10A, Class M0A1,
AAA(d)	1,000	3.13%, 3/15/20	997,357
		Home Equity Mortgage Trust, Ser. 2004-4, Class A2 , FRN,
NR	170	3.17%, 12/25/34(e)	169,612
		Honda Auto Receivables Owners Trust, Ser. 2004-3, Class A1,
A-1+(d)	114	2.09%, 11/18/05	113,509
		Mellon Residential Funding Corp., FRN, Ser. 1999, Class A-3,
Aaa	78	3.02%, 7/25/29(e)	78,824
		Quest Capital Funding, Inc., FRN, Gtd. Notes,
Caa2	214	3.58%, 6/25/34(e)	214,636
		Vendee Mortgage Trust, FRN, Ser. 2000-1, Class 1A,
NR	330	6.81%, 1/15/30(e)	340,784
		Washington Mutual, Ser. 2002-S2, Class 3A-1,
Aaa	28	6.00%, 3/25/17	28,196
		Washington Mutual, Ser. 2003-R1, Class A1, FRN,
Aaa	1,529	3.29%, 12/25/27(e)	1,526,099

		Total mortgage related securities	6,120,496

MUNICIPAL BONDS 2.0%
		Chicago Illinois, Project & Refunding, Ser. A,
Aaa	400	5.00%, 1/1/41	432,556
		Florida St. Board of Ed.,
Aa2	400	5.00%, 6/1/32	417,808
		Georgia State Road & Tollway Auth. Rev.,
Aaa	200	5.00%, 3/1/21	212,076
		Golden State Tobacco Settlement Rev.,
Baa2	250	6.25%, 6/1/33	258,148
Baa2	100	6.75%, 6/1/39	106,390
		Massachusetts St. Water Res. Auth., Ser. J,
Aaa	250	5.00%, 8/1/32	259,670
		New Jersey, Tobacco Settlement Financing Corp.,
Baa2	250	6.375%, 6/1/32	257,700
Baa2	300	6.00%, 6/1/37	299,778
		New York St. Dormitory Authority Revs.,
Aa2	500	6.65%, 8/15/30	591,250
		San Antonio Water Rev.,
Aaa	400	5.00%, 5/15/25	418,064
		South Carolina St. Hwy., Ser. B,
Aaa	200	5.00%, 4/1/17	216,174
		South Central Connecticut Regional Water Auth., Ser. B-1,
Aaa	600	5.00%, 8/1/26	638,304

		Total municipal bonds	4,107,918

U.S. GOVERNMENT AND AGENCY SECURITIES 42.6%
			Federal Home Loan Mortgage Corp.,
		259	10.00%, 5/15/20, PAC	258,810
		345	6.00%, 9/1/22	354,083
		26	3.92%, 8/1/23(e)	26,934
			Federal National Mortgage Association,
		22,000	5.00%, 5/1/34 TBA	21,779,999
			Federal National Mortgage Association,
		74	6.50%, 9/1/05 - 1/1/16	77,402
		239	6.00%, 5/1/16 - 12/1/17	246,949
		93	5.00%, 1/1/19	93,956
		49	8.00%, 8/25/22	52,509
		173	7.50%, 1/1/32	185,598
		1,080	4.50%, 8/1/33 - 5/15/35	1,042,310
		9,300	5.50%, 5/1/35 TBA	9,387,188
		141	4.25%, 5/1/36(e)	143,964
			Government National Mortgage Association,
		15	3.75%, 9/20/22(e)	15,311
		138	8.50%, 2/20/30 - 6/15/30	149,928
		78	4.50%, 8/15/33 - 9/15/33	76,029
			United States Inflation Index Bonds,
		1,418	0.88%, 4/15/10	1,398,493
		1,557	2.00%, 1/15/14	1,616,994
		703	1.625%, 1/15/15	705,261
		222	3.875%, 4/15/29	309,914
			United States Treasury Bonds,
		600	3.125%, 4/15/09	584,719
		5,800	6.50%, 2/15/10	6,456,351
		400	12.00%, 8/15/13	500,812
		2,000	9.125%, 5/15/18	2,928,906
		300	8.125%, 8/15/19	414,375
			United States Treasury Notes,
		1,100	3.125%, 1/31/07(c)	1,090,891
		600	3.75%, 3/31/07(c)	601,102
		1,750	4.00%, 6/15/09 - 4/15/10(c)	1,759,629
		13,800	3.625%, 7/15/09(c)	13,683,017
		15,200	3.375%, 9/15/09 - 10/15/09(c)	14,908,966
		2,400	4.875%, 2/15/12(c)	2,521,406
		4,600	6.00%, 2/15/26(c)	5,442,913
			United States Treasury Strip,
		600	Zero Coupon, 11/15/16 - 2/15/22	286,915

			Total US government and agency securities	89,101,634

FOREIGN GOVERNMENT SECURITIES 4.5%
			Deutsche Bundesrepublik (Germany),
Aaa	EUR	600	6.50%, 7/4/27	1,066,035
			France Government Bond,
NR	EUR	1,000	5.00%, 4/25/12	1,439,084
			French Government Bond OAT,
Aaa		$300	4.00%, 4/25/55	386,480
			Government of Panama,
Ba1		300	9.625%, 2/8/11	351,750
			Italy Government International Bond,
Aa2	JPY	3,000	3.80%, 3/27/08	31,587

			Republic of Brazil,
B1		$55	10.00%, 8/7/11	61,188
B1		45	8.25%, 1/20/34	41,018
B1		860	11.00%, 8/17/40	974,380
			Republic of Brazil, FRN
B2		32	4.25%, 4/15/06(e)	32,058
			Russian Government Bonds, (Step Coupon)
NR		1,550	5.00%, 3/31/30(f)	1,647,960
			United Kingdom Treasury Bond,
Aaa	GBP	500	5.75%, 12/7/09	1,002,708
Aaa	GBP	1,200	4.75%, 6/7/10	2,313,397

			Total foreign government securities	9,347,645

	UNITS
WARRANTS
		$166	Gentek, Inc. Warrant B, expiring 10/31/08,	913
		81	Gentek, Inc. Warrant C, expiring 10/31/10,	405
		776	McLeodUSA, Inc. expiring 4/16/07,	9
		300,000	United Mexican States, Ser. C, expiring 6/30/05,	189
		300,000	United Mexican States, Ser. D, expiring 6/30/06,	6,900
		300,000	United Mexican States, Ser. E, expiring 6/30/07,	6,450

			Total warrants	14,866

			Total long-term investments (cost $208,850,288)	217,992,152

SHORT-TERM INVESTMENTS 18.8%
COMMERCIAL PAPER 11.6%

Moody’s Rating	Principal Amount (000)
			ANZ Delaware, Disc. Notes,
P-1		$2,600	3.04%, 7/8/05	2,585,231
			Barclays U.S. Funding, Disc. Note,
P-1		1,100	2.95%, 6/16/05	1,095,873
			CBA (Delaware) Finance, Disc. Note,
P-1		2,600	3.04%, 7/12/05	2,584,322
			Danske Corp., Disc. Note,
P-1		1,400	2.79%, 6/20/05	1,394,218
			DNB Bank, Disc. Notes,
P-1		2,500	2.98%, 7/14/05	2,484,325
			General Electric Capital Corp., Disc. Notes,
P-1		2,100	3.04%, 7/11/05	2,087,526
			HBOS Treasury Service, Disc. Note,
P-1		200	1.25%, 5/17/05	199,745
P-1		700	3.10%, 7/28/05	694,764
			ING US Funding LLC, Disc. Note,
P-1		1,100	2.96%, 6/21/05 - 6/22/05	1,095,392
P-1		1,700	3.03%, 7/8/05	1,690,360
			IXIS Corp., Disc. Note,
P-1		2,600	3.05%, 7/19/05	2,582,684
			KFW International Finance, Disc. Note,
P-1		400	2.85%, 5/16/05	399,525
			National Australian Funding, Disc. Note,
P-1		900	2.82%, 5/5/05	899,718
			Skandi Bank, Disc. Note,
P-1		2,500	2.85%, 6/24/05	2,488,707
			UBS Finance (Delaware) LLC, Disc. Note,
P-1		1,900	3.02%, 7/22/05	1,886,814

				24,169,204

U.S. GOVERNMENT AND AGENCY SECURITIES 0.6%
		Federal Home Loan Mortgage Corp.,
	300	3.00%, 7/26/05	297,750
		United States Treasury Bill,
	70	2.69%, 6/2/05	69,835
	885	2.74%, 6/16/05	882,061

			1,249,646

FOREIGN GOVERNMENT SECURITIES 3.5%
		French Discount Treasury Bill,
NR	1,550	2.03%, 6/16/05	1,989,058
AAA(d)	1,500	2.02%, 6/23/05	1,924,127
AAA(d)	2,695	5.00%, 7/12/05	3,486,135

			7,399,320

	Shares
MUTUAL FUND 3.1%
	6,566,998	Dryden Core Investment Fund - Taxable Money Market Series(g)	6,566,998

		Total short-term investments (cost $39,464,665)	39,385,168

	Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
	277	United States Treasury Notes, expiring 5/20/05 @ 114	12,984
	60	United States Treasury Notes, expiring 5/20/05 @ 115	938

			13,922

Put Options
	290	Euro Futures, expiring 12/19/05 @ 93.75	1,813
	48	Euro Futures, expiring 9/19/05 @ 94.75	600
	64	United States Treasury Notes, expiring 5/20/05 @ 105.50	1,000

			3,413

	Notional Amount (000)
Swap Options
Call Options
	500	Swap Option 3 month LIBOR, expiring 4/27/09 @ 5.75%	60,196

Put Options
	500	Swap Option 3 month LIBOR, expiring 4/27/09 @ 6.25%	16,347

			76,543

		Total outstanding options purchased (cost $72,749)	93,878

		Total Investments, Before Outstanding Options Written and Securities Sold Short 123.0% (cost $248,387,702)	257,471,198

Contracts
OUTSTANDING OPTIONS WRITTEN
Put Options
(5)	90 Day GBP LIBOR, expiring 12/21/2005 @ 94.25	(59)
(129)	United States Treasury Notes, expiring 5/20/05 @ 108	(2,016)
(19)	United States Treasury Notes, expiring 5/20/05 @ 110	(3,266)

		(5,341)

Notional Amount (000)
Swap Options
Call Options
(1,300)	Swap Option 3 month LIBOR, expiring 10/31/05 @ 4.00%	(4,189)
(2,900)	Swap Option 3 month LIBOR, expiring 7/03/06 @ 4.00%	(21,190)
(3,000)	Swap Option 3 month LIBOR, expiring 9/23/05 @ 4.00%	(7,293)

		(32,672)

Put Options
(1,300)	Swap Option 3 month LIBOR, expiring 10/31/05 @ 7.00%	(35)
(2,900)	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.00%	(13,537)
(3,000)	Swap Option 3 month LIBOR, expiring 9/23/05 @ 7.00%	(18)

		(13,590)

		(46,262)

	Total outstanding options written (premiums received $361,740)	(51,603)

INVESTMENTS SOLD SHORT (0.5)%
	United States Treasury Notes,
(900)	6.00%, 8/15/09 (proceeds $967,707)	(975,902)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 122.5% (cost $247,058,255) (h) (j)	256,443,693
	Liabilities in excess of other assets (i) (22.5%)	(47,052,458)

	Net Assets 100.0%	$209,391,235

ADR - American Depository Receipt.

EUR - Euro Dollar.

FRN - Floating Rate Note.

GBP - Great British Pounds.

JPY - Japanese Yen.

MTN - Medium Term Note.

PAC - Planned Amortization Class

TBA - Securities Purchased (sold) on a forward commitment basis.

(a)	Non-income producing security.

(b)	Represents issuer in default on interest payments, non-income producing security.

(c)	Securities with an aggregate market value of $40,007,924 have been segregated with the custodian to cover margin requirements for futures contracts, forwards, swaps, short sells and written options open at April 30,2005.

(d)	S&P rating

(e)	Floating rate note. The coupon is indexed to a floating interest rate, the rate shown is the rate at April 30, 2005.

(f)	The rate shown reflects the coupon after the step date.

(g)	Prudential Investments, the Manager of the Fund, is also the manager of Dryden Core Investment Fund - Taxable Money Market Series.

(h)	As of April 30, 2005, 3 Securities representing $566,509 and 0.2% of the total market value were fair valued in accordance with the policies adapted by the Board of Directors.

(i)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts and swaps.

(j)	The United States Federal income tax basis of the Fund’s investments was $252,266,045 and net unrealized appreciation on investments for federal income tax basis was $4,177,648 (gross unrealized appreciation $7,428,966; gross unrealized depreciation $3,251,318). The difference between book and tax basis is attributed to deferred losses on wash sales.

Open future contracts outstanding at April 30, 2005:

Number of Contracts	Type	Expiration Date	Value at April 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
166	90 Day Euro	Dec. 2005	$39,866,975	$39,929,725	$(62,750)
98	5 Yr. US T-Note	Jun. 2005	10,628,406	10,490,594	137,812
50	90 Day Euro	Mar. 2006	11,992,500	12,016,875	(24,375)
17	90 Day Euro	Dec. 2006	4,065,763	4,081,488	(15,725)
15	90 Day GBP LIBOR	Dec. 2005	3,402,914	3,406,121	(3,207)
10	2 Yr. US T-Note	Jul. 2005	2,077,031	2,074,687	2,344

					$34,099

	Short Positions:
357	10 Yr. US T-Note	Jun. 2005	$39,777,609	$39,000,625	$(776,984)
8	US T-Bond	Jun. 2005	918,750	886,250	(32,500)

					$(809,484)

					$(775,385)

Foreign currency exchange contracts outstanding at April 30, 2005:

Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 80,000 Expiring 5/18/05	$103,558	$102,948	$(610)
Japanese Yen 177,099,000 Expiring 6/13/05	1,643,619	1,689,070	45,451

			$44,841

Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, 755,641 Expiring 5/12/05	$983,392	$975,496	$7,896
Euros, 2,817,000 Expiring 5/18/05	3,671,205	3,625,063	46,142
Euros, 2,753,000 Expiring 5/25/05	3,600,814	3,542,704	58,110
Euros, 1,550,000 Expiring 6/30/05	2,007,211	1,994,621	12,590
Pound Sterling, 819,000 Expiring 6/09/05	1,561,718	1,561,993	(275)

			$124,463

Interest rate swap agreements outstanding at April 30, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Lehman Brothers Inc. (2)	6/15/2015	USD	2,700	5.00%	3 month LIBOR	$66,984
Goldman Sachs (2)	12/15/2007	USD	1,500	4.00%	3 month LIBOR	(4,589)
Merrill Lynch & Co. (2)	6/15/2008	GBP	100	5.00%	6 month LIBOR	1,605
Goldman Sachs (2)	6/15/2010	USD	3,100	4.00%	3 month LIBOR	(20,905)
Merrill Lynch & Co. (2)	6/15/2010	USD	1,100	4.00%	3 month LIBOR	(7,319)
Lehman Brothers Inc. (1)	6/15/2012	USD	1,000	5.00%	3 month LIBOR	(4,772)
Goldman Sachs (2)	6/15/2007	USD	2,000	4.00%	3 month LIBOR	2,722
UBS Warburg LLC (1)	12/15/2014	EUR	3,700	5.00%	6 month LIBOR	(519,364)
JP Morgan (2)	3/15/2032	EUR	1,100	6.00%	6 month LIBOR	88,943
JP Morgan (2)	6/18/2034	EUR	600	6.00%	6 month LIBOR	75,484

						$(321,211)

(1)	Fund pays the fixed rate and receives the floating rate.

(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Allstate Insurance
Morgan Stanley & Co. Inc. (1)	12/20/2008	200	0.26%	6.125%, 2/15/12	$(1,081)
				Ingersoll Rand
Merrill Lynch & Co. (1)	12/20/2008	100	0.32%	6.48%, 6/1/25	(504)
				Emerson
Morgan Stanley & Co. Inc. (1)	12/20/2008	100	0.21%	4.625%, 10/15/12	(51)
				Eli Lilly
Barclay’s Bank PLC (1)	12/20/2008	200	0.16%	6.00%, 3/15/12	(520)
				E.I. Dupont
Bank of America Securities LLC (1)	12/20/2008	100	0.13%	6.875%, 10/15/09	(92)
				Hewlett Packard
Bear Stearns & Co. (1)	12/20/2008	200	0.32%	6.50%, 7/12/12	(170)
				Johnson & Johnson
Lehman Brothers Inc. (1)	12/20/2008	200	0.11%	3.80%, 5/15/13	(244)
				Home Depot
Lehman Brothers Inc. (1)	12/20/2008	200	0.12%	5.375%, 4/01/06	(483)
				Federal Express
Citigroup Global Partners Inc. (1)	12/20/2008	100	0.29%	7.25%, 2/15/11	(263)
				Whirlpool
Lehman Brothers Inc. (1)	12/20/2008	100	0.29%	8.60%, 5/1/10	1,030
				Eaton Vance
Citigroup Global Partners Inc. (1)	12/20/2008	200	0.28%	5.75%, 7/15/12	(884)
				Wal-Mart
Citigroup Global Partners Inc. (1)	12/20/2008	300	0.14%	6.875%, 8/10/09	(737)
				AutoZone
UBS Warburg LLC (1)	12/20/2008	300	0.35%	5.875%, 10/15/12	2,400
				Costco
Lehman Brothers Inc. (1)	12/20/2008	100	0.24%	5.50%, 3/15/07	(423)
				Masco
Lehman Brothers Inc. (1)	12/20/2008	100	0.35%	5.875%, 7/15/12	(8)
				Radio Shack
Lehman Brothers Inc. (1)	12/20/2008	100	0.35%	7.375%, 5/15/11	1,221
				Walt Disney
Barclay’s Bank PLC (1)	12/20/2008	100	0.67%	6.375%, 3/1/12	(1,533)
				Northrop Grumman
Lehman Brothers Inc. (1)	12/20/2008	100	0.48%	7.1425%, 2/15/11	(694)
				Lockheed Martin
Lehman Brothers Inc. (1)	12/20/2008	100	0.53%	8.20%, 12/1/09	(964)
				Goodrich
UBS Warburg LLC (1)	12/20/2008	100	0.97%	7.625%, 12/15/12	(2,367)
				Peoples Republic of China
Lehman Brothers Inc. (1)	6/20/2009	500	0.40%	6.80%, 05/23/11	(3,245)
				General Motors
Bear Stearns & Co. (2)	6/20/2005	2,000	0.69%	7.125%, 07/15/13	(9,889)
				General Motors Accept. Corp.
Bear Stearns & Co. (1)	6/20/2005	2,000	0.55%	6.875%, 08/28/12	11,800
				Russian Federation
Bear Stearns & Co. (2)	3/20/2007	400	0.61%	5.00%, 03/31/30	(649)
				DJ CDX IG 4
Goldman Sachs (2)	6/20/2010	3,500	0.40%	0.4%, 6/20/10	(1,884)

					$(10,234)

(1)	Fund pays the fixed rate and receives from the counterparty payment in the event that the underlying bond defaults.

(2)	Fund pays the counterparty payment in the event that the underlying bond defaults and receives the fixed rate.

Strategic Partners Asset Allocation Funds

Strategic Partners Growth Allocation Fund (formerly known as High Growth Fund)

Schedule of Investments As of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 93.4%
Common Stock 93.1%
Aerospace & Defense 1.7%
35,200	BAE Systems PLC (United Kingdom)	$172,394
6,440	DRS Technologies, Inc.(a)	284,970
17,100	Empresa Brasileira de Aeronautica SA ADR (Brazil)	493,164
8,160	Engineered Support Systems, Inc.	288,211
15,600	Lockheed Martin Corp.	950,821
9,330	Mercury Computer Systems, Inc.(a)	245,659
12,525	Moog, Inc. (Class A shares)(a)	373,370
6,000	Northrop Grumman Corp.	329,040
18,200	Raytheon Co.	684,502
2,600	United Technologies Corp.	264,472

		4,086,603

Air Freight & Logistics 0.6%
700	FedEx Corp.	59,465
7,700	Overnite Corp.	230,846
14,700	United Parcel Service, Inc. (Class B shares)	1,048,257

		1,338,568

Auto Components 0.5%
3,900	Compagnie Generale des Etablissements Michelin, (Class B shares) (France)	236,553
41,700	Delphi Corp.	137,610
34,980	IMPCO Technologies, Inc.(a)	110,537
3,500	Johnson Controls, Inc.	192,045
11,300	Lear Corp.	382,958
500	Rieter Holding AG (Switzerland)	140,332

		1,200,035

Automobiles 1.0%
5,800	Bayerische Motoren Werke (BMW) AG (Germany)	245,536
3,000	Ford Motor Co.	27,330
500	General Motors Corp.	13,340
6,000	Honda Motor Co., Ltd. (Japan)	288,754
28,200	Nissan Motor Co., Ltd. (Japan)	277,511
3,700	PSA Peugeot Citroen (France)	219,313
2,000	Renault SA (France)	167,637
23,700	Toyota Motor Corp. (Japan)	859,967
6,400	Winnebago Industries, Inc.	186,496

		2,285,884

Beverages 0.6%
7,800	Asahi Breweries Ltd. (Japan)	98,922
8,800	Coca-Cola Co. (The)	382,272
17,200	PepsiCo, Inc.	957,008

		1,438,202

Biotechnology 1.9%
20,600	Amgen, Inc.(a)	1,199,126
28,600	Genentech, Inc.(a)	2,028,884
20,700	Gilead Sciences, Inc.(a)	767,970
16,100	Serologicals Corp.(a)	346,633

		4,342,613

Building Material 0.1%
4,920	NCI Buildings Systems, Inc.(a)	159,506
4,410	Trex Co., Inc.(a)	177,194

		336,700

Building Products 0.3%
5,100	JS Group Corp. (Japan)	91,880
84,900	Pilkington PLC (United Kingdom)	175,770
9,800	Watsco, Inc.(a)	425,221

		692,871

Capital Markets 2.6%
2,500	Bank of New York Co., Inc. (The)	69,850
95,400	Charles Schwab Corp. (The)	987,390
4,400	Deutsche Bank AG (Germany)	358,658
1,200	E*Trade Financial Corp.(a)	13,332
11,900	Goldman Sachs Group, Inc.	1,270,801
2,300	Mellon Financial Corp.	63,687
18,100	Merrill Lynch & Co., Inc.	976,133
9,800	Morgan Stanley	515,676
7,900	State Street Corp.	365,217
15,800	UBS AG (Switzerland)	1,263,306
900	Verwalt & Privat-Bank AG (Germany)	143,524

		6,027,574

Chemicals 1.4%
6,500	Air Products and Chemicals, Inc.	381,745
5,500	BASF AG (Germany)	359,943
35,700	Denki Kagaku Kogyo K K (Japan)	122,813
1,400	Dow Chemical Co. (The)	64,302
900	Givaudan (Switzerland)	566,878
66,200	Mitsubishi Chemical Corp. (Japan)	209,987
7,000	Nalco Holdings Co.(a)	126,000
700	PPG Industries, Inc.	47,285
8,300	Praxair, Inc.	388,689
4,800	Rohm and Haas Co.	209,568
4,400	Scotts Co. (The) (Class A shares)(a)	318,560
200	Sika AG (Switzerland)	145,496
4,500	Tokyo Ohka Kogyo Co. Ltd. (Japan)	96,833
4,300	Valspar Corp.	177,719

		3,215,818

Commercial Banks 5.2%
9,700	ABN AMRO Holding NV (Netherlands)	235,211
4,700	Alliance & Leicester PLC (United Kingdom)	74,091
13,300	Allied Irish Banks PLC (Ireland)	270,692
11,750	Astoria Financial Corp.	311,493
11,500	Banco Santander Central Hispano SA (Spain)	133,951
24,500	Bank of America Corp.	1,103,481
106,000	Bank of Fukoaka Ltd. (The) (Japan)	642,473
34,400	Bank of Ireland (United Kingdom)	521,580

8,400	BankUnited Financial Corp. (Class A shares)(a)	200,592
106,500	Barclays PLC (United Kingdom)	1,098,314
2,700	BB&T Corp.	105,867
6,400	BBVA (Spain)	99,124
5,900	BNP Paribas SA (France)	389,353
3,700	Commonwealth Bank of Australia (Australia)	105,242
5,200	Danske Bank A/S (Denmark)	152,326
13,300	Dexia (Belgium)	305,956
1,300	Firstmerit Corp.	31,889
31,400	HBOS PLC (United Kingdom)	465,518
7,900	ICICI Bank Ltd. ADR (India)	142,832
17,600	KeyCorp	583,616
120,300	Lloyds TSB Group PLC (United Kingdom)	1,033,283
1,100	Marshall & Ilsley Corp.	46,904
60	Mitsubishi Tokyo Financial Group, Inc. (Japan)	518,590
1,100	Natexis Banques Populaires (France)	161,287
2,100	National Bank of Greece SA (Greece)	70,592
36,000	Nordbanken Holding AB (Sweden)	342,268
13,600	North Fork Bancorporation, Inc.	382,840
9,500	OKO Bank (Finland)	147,612
8,800	Oriental Financial Group (Puerto Rico)	122,760
600	PNC Financial Services Group, Inc.	31,938
8,060	PrivateBancorp., Inc.	251,875
6,400	San Paolo - IMI SpA (Italy)	94,771
1,100	Societe Generale (France)	109,665
13,300	Sumitomo Trust & Banking Co., Ltd. (The) (Japan)	82,949
20,700	U.S. Bancorp	577,530
7,000	UnionBanCal Corp.	430,920
2,100	Wachovia Corp.	107,478
8,200	Wells Fargo & Co.	491,508
1,300	Zions Bancorporation	91,039

		12,069,410

Commercial Services & Supplies 2.2%
15,200	Administaff, Inc.(a)	207,784
23,600	Allied Waste Industries, Inc.(a)	188,564
32,700	Cendant Corp.	651,056
9,170	FirstService Corp. (Canada)(a)	174,689
7,200	Global Payments, Inc.	466,272
19,800	Interserve PLC (United Kingdom)	130,894
6,400	Kelly Services, Inc. (Class A shares)	168,064
28,890	Kforce, Inc.(a)	230,542
7,380	Laureate Education, Inc.(a)	327,820
18,290	McGrath RentCorp	406,038
7,600	Navigant Consulting, Inc.(a)	178,372
7,570	Providence Service Corp. (The)(a)	193,716
9,790	Rollins, Inc.	193,255
8,300	School Specialty, Inc.(a)	308,013
21,840	Scientific Games Corp.(a)	468,905
30,560	Shanks Group PLC (United Kingdom)	79,663
8,510	Steiner Leisure Ltd. (Bahamas)(a)	255,002
20,100	Waste Management, Inc.	572,648

		5,201,297

Communication Equipment 1.3%
56,700	Cisco Systems, Inc.(a)	979,776
9,300	Corning, Inc.(a)	127,875
2,000	Juniper Networks, Inc.(a)	45,180
43,000	Qualcomm, Inc.	1,500,270
7,300	Research In Motion Ltd.(a)	470,193

		3,123,294

Computer & Peripherals 1.7%
30,500	Apple Computer, Inc.(a)	1,099,830
33,600	Dell, Inc.(a)	1,170,287
14,300	EMC Corp. (Massachusettes)(a)	187,616
11,900	Hewlett-Packard Co.	243,593
5,300	International Business Machines Corp.	404,814
600	Lexmark International, Inc. (Class A shares)(a)	41,670
11,290	M-Systems Flash Disk Pioneers Ltd. (Israel)(a)	213,946
15,230	Merge Technologies, Inc.(a)	247,183
400	NCR Corp.(a)	13,200
12,630	Optimal Group, Inc. (Canada)(a)	229,235
10,500	Sun Microsystems, Inc.(a)	38,115

		3,889,489

Construction & Engineering 0.3%
12,823	Fraport AG (Germany)	513,131
15,200	Skanska AB (Sweden)	182,795

		695,926

Construction Materials 0.5%
1,000	Ciments Francais (France)	94,629
70,600	CSR Ltd. (Australia)	132,001
25,000	Hanson PLC (United Kingdom)	230,887
18,330	Headwaters, Inc.(a)	586,011
48,000	Sumitomo Osaka Cement Co. Ltd. (Japan)	121,308
35,900	Taiheiyo Cement Corp. (Japan)	100,304

		1,265,140

Consumer Finance 1.2%
39,400	American Express Co.	2,076,380
10,240	Cash America International, Inc.	152,064
12,400	MBNA Corp.	244,900
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	89,939
3,100	Takefuji Corp. (Japan)	196,369

		2,759,652

Containers & Packaging 0.1%
23,900	Rengo Co. Ltd. (Japan)	120,672
500	Temple-Inland, Inc.	16,875

		137,547

Distributors 0.3%
10,410	Beacon Roofing Supply, Inc.(a)	231,102
4,170	Building Materials Holding Corp.	229,100
70,300	Marubeni Corp. (Japan)	229,140

		689,342

Diversified Financial Services 4.0%
9,200	Accredited Home Lenders Holding Co.(a)	365,516
3,100	AMBAC Financial Group, Inc.	207,235
24,600	AmeriCredit Corp.(a)	575,640
7,200	Ameritrade Holding Corp.(a)	75,456
152,200	China Merchants Hai Hong Holdings Co. (Hong Kong)	297,226

19,400	CIT Group, Inc.	781,432
33,500	Citigroup, Inc.	1,573,159
9,700	Deutsche Boerse AG (Germany)	730,182
1,000	Doral Financial Corp. (Puerto Rico)	14,050
19,200	Eaton Vance Corp.	449,856
18,800	Euronext NV (Netherlands)	619,460
50,100	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	122,145
14,700	ING Groep NV ADR (Netherlands)	405,057
26,700	J.P. Morgan Chase & Co.	947,583
16,600	Japan Securities Finance Co. Ltd. (Japan)	121,966
13,500	Jefferies Group, Inc.	488,700
22,100	Principal Financial Group	863,668
13,300	Raymond James Financial, Inc.	358,701
1,500	Student Loan Corp.	290,625
10,700	Suncorp-Metway Ltd. (Australia)	165,180

		9,452,837

Diversified Telecommunication Services 2.4%
19,200	Amdocs Ltd. (Guernsey)(a)	512,832
11,600	America Movil SA de CV ADR (Mexico)	575,940
102,200	BT Group PLC (United Kingdom)	390,776
14,300	Koninklijke (Royal) KPN NV (Netherlands)	119,298
2,500	MCI Inc.(a)	66,325
80	Nippon Telegraph & Telephone Corp. (Japan)	335,140
20,700	Portugal Telecom SA (Portugal)	227,909
10,750	Safenet, Inc.(a)	300,463
26,300	SBC Communications, Inc.	625,939
170,000	Singapore Telecommunications Ltd. (Singapore)	265,593
4,800	Sprint Corp.	106,848
600	Swisscom AG (Switzerland)	207,136
43,800	Tandberg ASA (Norway)	448,312
58,400	Telestra Corp. Ltd. (Australia)	221,065
20,800	Verizon Communications, Inc.	744,639
20,700	Vodafone Group PLC ADR (United Kingdom)	541,098

		5,689,313

Electric Utilities 2.5%
12,000	Alliant Energy Corp.	316,080
4,700	Consolidated Edison, Inc.	203,416
4,700	Edison International	170,610
37,000	Electricidade de Portugal SA (Portugal)	100,187
10,500	Endesa SA (Spain)	229,437
26,500	Enel SpA	251,386
6,800	Entergy Corp.	498,440
20,100	FirstEnergy Corp.	874,752
35,100	FPL Group, Inc.	1,432,781
7,400	Hokkaido Electric Power Co., Inc. (Japan)	148,487
3,500	Northeast Utilities	64,085
2,800	PG&E Corp.(a)	97,216
3,100	Pinnacle West Capital Corp.	129,890
12,550	PNM Resources, Inc.	347,008
3,900	PPL Corp.	211,614
33,300	Scottish Power PLC (United Kingdom)	269,426
5,400	Union Fenosa SA (Spain)	161,921
9,800	Viridian Group PLC (United Kingdom)	137,588
7,600	Xcel Energy, Inc.	130,568

		5,774,892

Electronic Equipment & Instruments 1.6%
33,000	Agilent Technologies, Inc.(a)	684,750
9,000	Alps Electric Co. Ltd. (Japan)	140,640
7,810	BEI Technologies, Inc.	179,630
11,700	Canon, Inc. (Japan)	608,557
23,500	Checkpoint Systems, Inc.(a)	372,005
6,700	CMK Corp. (Japan)	103,811
29,000	FLIR Systems, Inc.(a)	771,399
25,000	Hitachi Ltd. (Japan)	146,703
9,400	Hosiden Corp. (Japan)	104,649
19,980	Radisys Corp.(a)	279,720
8,700	Ricoh Co. Ltd. (Japan)	138,432
29,400	Sanmina-SCI Corp.(a)	117,894
37,880	SRS Labs, Inc.(a)	151,520
13,475	TT Electronics PLC (United Kingdom)	49,279

		3,848,989

Energy Equipment & Services 1.1%
2,400	Baker Hughes, Inc.	105,888
4,490	Cal Dive International, Inc.(a)	199,715
28,400	Schlumberger, Ltd.	1,942,844
15,820	Superior Energy Services, Inc.(a)	235,402
5,120	Unit Corp.(a)	196,403

		2,680,252

Food & Staples Retailing 1.5%
41,200	Albertson’s, Inc.	815,348
10,100	Carrefour SA (France)	490,547
30,900	Cosi, Inc.(a)	136,578
800	Costco Wholesale Corp.	32,464
1,600	Sysco Corp.	55,360
128,800	Tesco PLC (United Kingdom)	760,413
12,500	Whole Foods Market, Inc.	1,246,500

		3,537,210

Food Products 1.4%
63,700	Cadbury Schweppes PLC (United Kingdom)	640,488
16,600	Cadbury Schweppes PLC ADR (United Kingdom)	674,791
282,300	Chaoda Modern Agriculture (Hong Kong)	112,353
11,800	Dairy Crest Group PLC (United Kingdom)	98,121
1,500	Danisco A/S (Denmark)	99,787
300	HJ Heinz Co.	11,055
13,100	Kraft Foods, Inc.	424,571
18,700	Sara Lee Corp.	399,993
20,300	Tate & Lyle PLC (United Kingdom)	180,713
16,500	Unilever PLC-ADR (United Kingdom)	632,940

		3,274,812

Gas Utilities 0.2%
11,400	Oneok, Inc.	329,004
66,000	Osaka Gas Co. Ltd. (Japan)	207,655

		536,659

Health Care Equipment & Supplies 1.9%
9,000	Alcon, Inc.(a)	873,000
400	Bausch & Lomb, Inc.	30,000
600	Biomet, Inc.	23,214
4,300	Boston Scientific Corp.(a)	127,194

10,900	Cooper Cos., Inc.	736,295
45,120	Encore Medical Corp.(a)	188,150
1,200	Fresenius AG (Germany)	139,443
100	Guidant Corp.	7,408
8,040	Laserscope(a)	254,707
9,240	Lifeline Systems, Inc.(a)	315,084
6,000	Nipro Corp. (Japan)	99,955
45,450	Orthovita, Inc.(a)	149,531
9,480	PolyMedica Corp.	293,785
4,390	SonoSite, Inc.(a)	127,771
46,450	Spectranetics Corp.(a)	233,644
17,200	St. Jude Medical, Inc.(a)	671,316
8,620	Syneron Medical Ltd. (Israel)(a)	249,980

		4,520,477

Health Care Providers & Services 4.4%
9,100	Aetna, Inc.	667,667
8,100	Amedisys, Inc.(a)	243,081
9,900	America Service Group, Inc.(a)	224,928
18,200	American Healthways, Inc.(a)	679,770
9,400	AMERIGROUP Corp.(a)	330,128
22,000	Caremark Rx, Inc.(a)	881,100
5,110	Chemed Corp.	361,992
6,500	Cigna Corp.	597,870
13,300	Covance, Inc.(a)	607,012
8,700	HCA, Inc.	485,808
8,800	Kindred Healthcare, Inc.(a)	289,520
9,560	LabOne, Inc.(a)	335,365
1,100	McKesson Corp.	40,700
600	Medco Health Solutions, Inc.(a)	30,582
15,100	Pharmaceutical Product Development, Inc.(a)	685,238
12,060	Priority Healthcare Corp. (Class B shares)(a)	274,727
4,200	Sunrise Senior Living, Inc.(a)	215,208
55,100	Tenet Healthcare Corp.(a)	659,547
13,500	UnitedHealth Group, Inc.	1,275,885
10,700	WellPoint, Inc.(a)	1,366,925

		10,253,053

Hotels, Restaurants & Leisure 2.1%
9,400	Brinker International, Inc.(a)	317,720
31,300	Caesars Entertainment, Inc.(a)	624,435
1,300	Carnival Corp.	63,544
7,800	CEC Entertainment, Inc.(a)	282,360
17,900	Century Casinos, Inc.(a)	129,238
4,500	Hilton Hotels Corp.	98,235
3,600	International Game Technology(a)	96,804
3,600	Kerzner International Ltd. (Bahamas)(a)	198,324
1,100	Marriott International, Inc.	69,025
12,100	McDonald’s Corp.	354,651
30,900	Mitchells & Butlers PLC (United Kingdom)	177,117
10,040	RARE Hospitality International, Inc.(a)	279,313
10,000	Sonic Corp.(a)	320,400
21,500	Starbucks Corp.(a)	1,064,680
1,100	Starwood Hotels & Resorts Worldwide, Inc.	59,774
7,700	TUI AG (Germany)	185,519
600	Wendy’s International, Inc.	25,758
10,200	Yum! Brands, Inc.	478,992

		4,825,889

Household Durables 2.4%
7,400	Alpine Electronics, Inc. (Japan)	106,050
200	Centex Corp.	11,544
2,300	DR Horton, Inc.	70,150
200	Fortune Brands, Inc.	16,916
14,800	Harman International Industries, Inc.	1,162,984
17,300	Hitachi Koko Co. Ltd. (Japan)	161,471
19,800	Hovnanian Enterprises, Inc. (Class A shares)(a)	1,005,246
25,000	Lennar Corp. (Class A shares)	1,286,750
9,200	Meritage Corp.(a)	582,268
400	Pulte Homes, Inc.	28,580
13,800	Snap-On, Inc.	457,746
8,300	Standard Pacific Corp.	594,363
35,900	Taylor Woodrow PLC (United Kingdom)	196,960

		5,681,028

Household Products 0.6%
5,610	Jarden Corp.(a)	250,599
22,300	Procter & Gamble Co.	1,207,545

		1,458,144

Industrial Conglomerates 2.2%
1,100	3M Co.	84,117
117,800	General Electric Co.	4,264,360
1,800	Rheinmetall AG (Germany)	90,151
24,200	Tyco International Ltd. (Bermuda)	757,702

		5,196,330

Insurance 4.6%
13,950	Affirmative Insurance Holdings, Inc.	211,064
6,100	AFLAC, Inc.	247,965
6,700	Allmerica Financial Corp.(a)	224,919
11,200	Allstate Corp.	628,992
2,600	Assurant, Inc.	86,034
28,400	Aviva PLC (United Kingdom)	320,823
800	Berkley (Wr) Corp.(a)	26,000
16,900	Britannic Group PLC (United Kingdom)	145,687
100	Chubb Corp. (The)	8,178
2,800	CNP Assurances (France)	190,006
7,100	Commerce Group, Inc.	419,468
5,450	Delphi Financial Group (Class A shares)	226,284
6,700	Genworth Financial, Inc.	187,265
4,700	Hartford Financial Services Group, Inc.	340,139
6,870	Infinity Property & Casualty Corp.	222,932
18,000	Legal & General Group PLC (United Kingdom)	35,993
1,100	MBIA, Inc.	57,618
43,900	MetLife, Inc.	1,707,709
103,800	Old Mutual PLC (United Kingdom)	249,852
9,300	Philadelphia Consolidated Holding Corp.(a)	697,500
900	Progressive Corp. (The)	82,143
6,600	Protective Life Corp.	252,384
10,400	Riunione Adriatica di Sicurta SpA (Italy)	226,370
37,400	St. Paul Travelers Cos., Inc. (The)	1,338,919
2,300	Torchmark Corp.	122,889
25,950	Tower Group, Inc.	311,141
11,400	United Fire & Casualty Co.	386,232
77,400	UnumProvident Corp.	1,294,127
12,400	Willis Group Holdings Ltd. (United Kingdom)	414,780
1,100	Zurich Financial Services AG (Switzerland)(a)	186,039

		10,849,452

Internet & Catalog Retail 0.5%
33,400	eBay, Inc.(a)	1,059,782

Internet Software & Services 3.1%
35,310	Digitas, Inc.(a)	352,041
7,140	Equinix, Inc.(a)	249,757
10,700	Google, Inc. (Class A shares)(a)	2,354,001
7,410	InfoSpace, Inc.(a)	229,636
10,470	j2 Global Communications, Inc.(a)	373,988
29,160	Keynote Systems, Inc.(a)	319,302
4,000	Netease.com ADR (China)(a)	197,560
35,420	Online Resources Corp.(a)	308,154
9,530	Openwave Systems, Inc.(a)	127,607
18,880	RADVision Ltd. (Israel)(a)	229,014
8,190	RADWARE Ltd. (Israel)(a)	179,115
8,300	Shanda Interactive Entertainment Ltd. ADR (China)(a)	267,011
21,300	Valueclick, Inc.(a)	220,668
56,500	Yahoo!, Inc.(a)	1,949,815

		7,357,669

IT Services 0.7%
1,400	Affiliated Computer SVCS (Class A shares)(a)	66,738
600	Computer Sciences Corp.(a)	26,088
78,800	Electronic Data Systems Corp.	1,524,780

		1,617,606

Leisure Equipment & Products 0.4%
21,500	Eastman Kodak Co.	537,500
1,100	Hasbro, Inc.	20,812
13,890	K2, Inc.(a)	176,681
6,900	Mattel, Inc.	124,545
8,800	Mikohn Gaming Corp.(a)	124,256

		983,794

Machinery 0.8%
4,200	Bucyrus International, Inc. (Class A shares)	163,548
200	Caterpillar, Inc.	17,610
2,000	Deere & Co.	125,080
4,700	Eaton Corp.	275,655
500	Georg Fischer AG (Switzerland)(a)	145,580
600	ITT Industries, Inc.	54,276
800	Joy Global, Inc.	27,096
4,400	MAN AG (Germany)	185,429
40,900	NSK Ltd. (Japan)	202,054
12,000	SPX Corp.	464,280
1,600	Stork NV (Netherlands)	58,735
400	Sulzer AG (Switzerland)	162,430

		1,881,773

Marine 0.1%
41,900	Neptune Orient Lines Ltd. (Singapore)	86,871
39,050	Orient Overseas International Ltd. (Hong Kong)	188,895

		275,766

Media 1.8%
900	Comcast Corp.(a)	28,557
2,100	DIRECTV Group, Inc. (The)(a)	29,652
1,100	EchoStar Communications Corp. (Class A shares)	31,845
1,800	EW Scripps Co.	91,674
5,400	Gannett Co., Inc.	415,800
300	Knight-Ridder, Inc.	19,410
2,200	Liberty Media Corp.(a)	22,088
3,500	News Corp., Inc. (Class A shares)	53,480
13,500	Promotora de Informaciones SA (Spain)	257,481
28,600	Rogers Communications, Inc.	823,929
8,000	Scholastic Corp.(a)	278,800
30,900	Shaw Communications, Inc.(a)	604,101
21,100	Sinclair Broadcast Group, Inc. (Class A shares)	161,626
10,500	Sogecable SA (Spain)(a)	392,342
23,900	Time Warner, Inc.(a)	401,759
14,900	Viacom, Inc. (Class B shares)	515,838

		4,128,382

Metals & Mining 0.6%
21,900	Alcoa, Inc.	635,538
31,400	Bluescope Steel Ltd. (Australia)	188,831
1,000	Boehler-Uddeholm AG (Austria)	129,076
11,100	Rautaruukki OYJ (Finland)	141,838
6,200	Salzgitter AG (Germany)	127,033
11,200	ThyssenKrupp AG (Germany)	207,070
1,800	United States Steel Corp.	76,968

		1,506,354

Multi-Utilities & Unregulated Power 0.5%
5,500	CMS Energy Corp.(a)	71,060
3,600	Constellation Energy Group, Inc.	189,216
5,400	Dominion Resources, Inc.	407,160
2,500	Dynegy, Inc.(a)	8,375
2,700	Scana Corporation - WI	104,868
13,200	Suez SA (France)	361,150
2,100	Wisconsin Energy Corp.	74,046

		1,215,875

Multiline Retail 1.2%
77,900	David Jones Ltd. (Australia)	107,002
16,800	Federated Department Stores, Inc.	966,000
25,400	House Of Fraser PLC (United Kingdom)	49,519
1,200	Kohl’s Corp.(a)	57,120
600	Nordstrom, Inc.	30,498
34,000	Target Corp.	1,577,940

		2,788,079

Oil & Gas 5.9%
800	Anadarko Petroleum Corp.(a)	58,432
2,800	Apache Corp.(a)	157,612
1,100	Ashland, Inc.	73,964
9,700	BP PLC ADR (United Kingdom)	590,730
32,550	Cabot Oil & Gas Corp.	958,272
33,000	Chesapeake Energy Corp.	634,920
11,400	ChevronTexaco Corp.	592,800
1,228,100	China Petrolium Chemical Corp. (China)	483,063
2,400	Cia Espanola DE Petroleos SA (Spain)	92,232

172,900	CNOOC Ltd. (Hong Kong)	93,020
5,400	ConocoPhillips	566,190
43,200	Cosmo Oil Co. Ltd. (Japan)	143,568
2,100	Devon Energy Corp.	94,857
15,100	ENI S.p.A ADR (Italy)	379,712
1,200	EOG Resources, Inc.	57,060
34,200	ExxonMobil Corp.	1,950,427
31,490	Grey Wolf, Inc.(a)	188,940
7,570	Maverick Tube Corp.(a)	220,211
2,600	Norsk Hydro ASA (Norway)	207,005
3,700	Occidental Petroleum Corp.	255,300
12,300	Oil States International, Inc.(a)	249,813
11,100	Patterson-UTI Energy, Inc.	266,067
18,000	Petroleo Brasileiro SA ADR (Brazil)	754,740
9,200	Repsol YPF SA (Spain)	233,312
7,100	Royal Dutch Petroleum Co. (Netherlands)	414,350
30,700	Santos Ltd. (Australia)	223,062
62,600	Shell Transport & Trading Co. PLC (United Kingdom)	562,236
20,400	Suncor Energy, Inc.	751,944
5,600	Sunoco, Inc.	555,856
21,500	Swift Energy Co.(a)	566,095
500	Total SA (Class B shares) (France)	111,189
5,400	Total SA ADR (France)	598,914
4,500	Unocal Corp.	245,475
2,000	Valero Energy Corp.	137,060

		13,468,428

Paper & Forest Products 0.3%
800	Bowater, Inc.	25,992
2,000	Georgia-Pacific Corp.	68,540
19,900	Hokuetsu Paper Mills Ltd. (Japan)	111,668
2,900	International Paper Co.	99,441
1,500	Smurfit-Stone Cont Corp.(a)	19,665
6,200	Weyerhaeuser Co.	425,382

		750,688

Personal Products 0.6%
16,800	Estee Lauder Cos., Inc. (Class A shares)	645,288
13,900	Gillette Co. (The)	717,796

		1,363,084

Pharmaceuticals 5.3%
8,660	Alexion Pharmaceuticals, Inc.(a)	179,608
5,400	Allergan, Inc.	380,106
13,630	Atherogenics, Inc.(a)	146,386
6,075	Barr Pharmaceuticals, Inc.(a)	315,050
2,000	Bristol-Myers Squibb Co.	52,000
8,140	Connetics Corp.(a)	176,882
20,600	Eli Lilly & Co.	1,204,482
1,800	Forest Laboratories, Inc.(a)	64,224
36,300	GlaxoSmithKline PLC (United Kingdom)	916,766
900	Johnson & Johnson	61,767
17,200	K-V Pharmaceutical Co. (Class A shares)(a)	402,480
23,000	Kaken Pharmaceutical Co. Ltd. (Japan)	165,106
24,708	Nabi Biopharmaceuticals(a)	269,317
14,300	Novartis AG (Switzerland)	695,965
26,000	Novartis AG ADR (Switzerland)	1,266,980
11,400	Novo Nordisk A/S (Class B shares) (Denmark)	576,380
1,600	OSI Pharmaceuticals, Inc.(a)	75,736

39,600	Pfizer, Inc.	1,075,932
18,170	QLT, Inc. (Canada)(a)	194,782
11,190	Rigel Pharmaceuticals, Inc.(a)	191,909
25,700	Roche Holding AG ADR (Switzerland)	1,550,051
12,800	Rohto Pharmaceutical Co. Ltd. (Japan)	161,892
16,340	Salix Pharmaceuticals Ltd.(a)	233,662
11,300	Sanofi-Aventis ADR (France)	501,381
11,100	Sanofi-Synthelabo SA (France)	982,976
1,600	Sepracor, Inc.(a)	95,872
20,000	Tanabe Seiyaku Co. Ltd. (Japan)	210,404
10,090	Vaxgen, Inc.(a)	109,981
300	Watson Pharmaceuticals, Inc.(a)	9,000
200	Wyeth	8,988

		12,276,065

Real Estate Investment Trust 1.3%
15,800	Apartment Investment & Management Co.	602,296
1,100	Camden Property Trust	56,100
1,100	CarrAmerica Realty Corp.	36,344
300	Centerpoint Properties Trust	12,363
2,800	Duke Realty Corp.	85,680
7,600	Entertainment Properties Trust	328,320
2,300	Equity Office Properties Trust	72,381
100	Equity Residential	3,435
1,100	General Growth Properties, Inc.	43,021
1,500	Kimco Realty Corp.	83,085
600	Liberty Property Trust	23,898
2,400	Mack-Cali Realty Corp.	105,576
15,100	New Century Financial Corp.	686,295
9,400	Plum Creek Timber Co., Inc.	324,676
3,400	Prologis	134,606
5,600	SL Green Realty Corp.	341,600

		2,939,676

Road & Rail 0.4%
14,400	Arriva PLC (United Kingdom)	139,051
700	CSX Corp.	28,091
22,800	Firstgroup PLC (United Kingdom)	138,781
6,600	Norfolk Southern Corp.	207,240
6,000	Union Pacific Corp.	383,580

		896,743

Semiconductors & Semiconductor Equipment 2.2%
700	Analog Devices, Inc.(a)	23,877
50,000	Applied Materials, Inc.(a)	743,500
60,100	Intel Corp.	1,413,552
26,900	Marvell Technology Group Ltd.(a)	900,612
22,700	Maxim Integrated Products, Inc.	848,980
14,430	Microsemi Corp.(a)	244,156
27,500	O2 Micro International Ltd. (Cayman Islands)(a)	283,525
20,740	Sirf Technology Holdings, Inc.(a)	236,643
8,400	Texas Instruments, Inc.	209,664
13,320	Ultratech, Inc.(a)	212,054

		5,116,563

Software 3.4%
16,400	Adobe Systems, Inc.	975,308

27,700	BMC Software, Inc.(a)	448,740
59,800	Computer Associates International, Inc.	1,608,619
23,900	Electronic Arts, Inc.(a)	1,276,021
17,000	Epicor Software Corp.(a)	187,170
17,510	Infocrossing, Inc.(a)	288,040
15,500	Mercury Interactive Corp.(a)	640,615
49,900	Microsoft Corp.	1,262,470
9,500	NAVTEQ Corp.(a)	345,990
8,100	Oracle Corp.(a)	93,636
13,800	SAP AG-Sponsored ADR (Germany)	544,134
11,500	Sonic Solutions(a)	168,935
34,850	Synplicity, Inc.(a)	187,145

		8,026,823

Specialty Retail 2.9%
600	Abercrombie & Fitch Co.	32,370
25,840	Ashworth, Inc.(a)	283,982
12,400	Bed Bath & Beyond, Inc.(a)	461,404
50,600	Chico’s FAS, Inc.(a)	1,296,877
16,500	CSK Auto Corp.(a)	255,915
16,900	FamilyMart Co. Ltd. (Japan)	524,093
5,060	Guitar Center, Inc.(a)	249,711
1,900	Home Depot, Inc. (The)	67,203
101,900	Kingfisher PLC (United Kingdom)	480,820
15,800	Lowe’s Cos, Inc.	823,338
700	Ltd. Brands	15,183
56,800	New Dixons Group PLC (United Kingdom)	154,695
17,800	Phillips-Van Heusen Corp.	460,664
2,700	Rallye SA (France)(a)	135,355
400	Ross Stores, Inc.	10,688
3,500	Staples, Inc.	66,745
12,600	Stein Mart, Inc.(a)	255,276
8,000	UNY Co. Ltd. (Japan)	92,613
169,400	Wal-Mart de Mexico SA de CV (Mexico)	628,219
14,400	Williams-Sonoma, Inc.(a)	482,256

		6,777,407

Textiles, Apparel & Luxury Goods 1.3%
3,100	Adidas-Salomon AG	483,061
58,300	Burberry Group PLC (United Kingdom)	401,871
26,700	Coach, Inc.(a)	715,560
15,200	Jones Apparel Group, Inc.	462,840
9,490	Jos. A. Bank Clothiers, Inc.(a)	311,272
27,200	Kurabo Industries Ltd.	68,673
2,900	Nike, Inc. (Class B shares)	222,749
1,512	Puma AG Rudolf Dassler Sport (Germany)	349,164

		3,015,190

Thrifts & Mortgage Finance 0.9%
33,900	Bradford & Bingley PLC (United Kingdom)	197,414
7,200	Countrywide Financial Corp.	260,568
15,500	Freddie Mac	953,560
18,100	Washington Mutual, Inc.	747,892

		2,159,434

Tobacco 1.0%
35,300	Altria Group, Inc.	2,294,147

Transportation 0.3%
5,675	Forward Air Corp.(a)	136,541
6,040	Old Dominion Freight Line, Inc.(a)	169,724
19,600	Vitran Corp., Inc. (Class A shares) (Canada)(a)	291,256

		597,521

Water Utilites 0.2%
17,900	Kelda Group PLC (United Kingdom)	216,105
45,100	Northumbrian Water Group PLC (United Kingdom)	163,684
9,700	Severn Trent PLC (United Kingdom)	180,096

		559,885

Wireless Telecommunication Services 1.0%
52,400	American Tower Corp. (Class A shares)(a)	902,852
5,500	Bouygues SA (France)	219,181
106,100	MobileOne Ltd. (Singapore)	132,733
35,300	Nextel Communications, Inc.(Class A shares)(a)	988,046

		2,242,812

		217,674,848

Mutual Fund 0.3%
Closed-end Fund
29,500	Korea Fund, Inc. (The)	738,975

	Total long-term investments (cost $203,176,260)	218,413,823

SHORT-TERM INVESTMENTS 5.0%
Affiliated
Mutual Fund
11,626,510	Dryden Core Investment Fund - Taxable Money Market Series (cost $11,626,510)(c)	11,626,510

	Total Investments 98.4% (cost $214,802,770)	230,040,333
	Assets in excess of other liabilities 1.6%	3,716,079

	Net Assets 100.0%	$233,756,412

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments was $216,708,999; and net unrealized appreciation on investments for federal income tax purposes was $13,331,334 (gross unrealized appreciation $20,846,298; gross unrealized depreciation $7,514,964. The difference between book and tax basis is attributable to deferred losses on wash sales.

(c)	See Notes to Schedule of Investments regarding investment in Dryden Core Investment Fund - Taxable Money Market Series.

ADR-American Depository Receipt.

See Notes to Financial Statements

Strategic Partners Asset Allocation Funds

Strategic Partners Moderate Allocation Fund

Schedule of Investments as of April 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 62.1%
Aerospace/Defense 1.0%
37,000	BAE SYSTEMS PLC (United Kingdom)	$181,210
6,120	DRS Technologies, Inc.(a)	270,810
7,755	Engineered Support Systems, Inc.	273,907
20,400	Lockheed Martin Corp.	1,243,378
11,775	Moog, Inc. (Class A shares)(a)	351,013
7,900	Northrop Grumman Corp.	433,236
23,900	Raytheon Co.	898,879
3,400	United Technologies Corp.	345,848

		3,998,281

Air Freight & Logistics 0.3%
900	FedEx Corp.	76,455
17,800	United Parcel Service, Inc. (Class B shares)	1,269,318

		1,345,773

Apparel 0.3%
3,200	Adidas-Salomon AG (Germany)	498,644
60,900	Burberry Group PLC (United Kingdom)	419,793
1,555	Puma AG Rudolf Dassler Sport (Germany)	359,094

		1,277,531

Auto Components 0.2%
54,500	Delphi Corp.	179,850
14,800	Lear Corp.	501,573

		681,423

Automobiles 0.6%
6,100	Bayerische Motoren Werke (BMW) AG (Germany)	258,237
3,900	Ford Motor Co.	35,529
700	General Motors Corp.	18,676
6,200	Honda Motor Co., Ltd. (Japan)	298,379
29,600	Nissan Motor Co., Ltd. (Japan)	291,288
3,800	Peugeot SA (France)	225,241
2,100	Renault SA (France)	176,019
25,000	Toyota Motor Corp. (Japan)	907,135
6,100	Winnebago Industries, Inc.	177,754

		2,388,258

Automobiles & Parts 0.2%
4,100	Compagnie Generale des Etablissements Michelin (France) (Class B shares)	248,684
33,300	IMPCO Technologies, Inc.(a)	105,228
4,600	Johnson Controls, Inc.	252,403
500	Rieter Holding AG (Switzerland)	140,332

		746,647

Beverages 0.4%
8,100	Asahi Breweries Ltd. (Japan)	102,727
11,500	Coca-Cola Co. (The)	499,560
20,200	PepsiCo, Inc.	1,123,928

		1,726,215

Biotechnology 1.2%
24,700	Amgen, Inc.(a)	1,437,787
33,600	Genentech, Inc.(a)	2,383,584
24,700	Gilead Sciences, Inc.(a)	916,370

		4,737,741

Building & Construction 0.3%
18,600	Hovnanian Enterprises, Inc. (Class A shares)(a)	944,323
4,670	NCI Buildings Systems, Inc.,(a)	151,401
4,190	Trex Co., Inc.(a)	168,354

		1,264,078

Building Products 0.2%
5,400	JS Group Corp. (Japan)	97,284
89,100	Pilkington PLC (United Kingdom)	184,465
9,500	Watsco, Inc.	412,205

		693,954

Cable
6,138	UnitedGlobalCom, Inc.(a)	54,935

Capital Goods 0.1%
17,800	Empresa Brasileira de Aeronautica ADR (Brazil)	513,352
285	GenTek, Inc.(a)	3,457

		516,809

Capital Markets 2.0%
3,300	Bank of New York Co., Inc. (The)	92,202
112,900	Charles Schwab Corp. (The)	1,168,515
4,600	Deutsche Bank AG (Germany)	374,961
1,600	E*Trade Financial Corp.(a)	17,776
14,500	Goldman Sachs Group, Inc. (The)	1,548,455
30,900	Korea Fund, Inc. (The) (Korea)	774,045
3,000	Mellon Financial Corp.	83,070
21,400	Merrill Lynch & Co., Inc.	1,154,102
12,800	Morgan Stanley	673,536
10,300	State Street Corp.	476,169
16,500	UBS AG (Switzerland)	1,319,275
900	Verwaltungs und Privat-Bank AG (Switzerland)	143,524

		7,825,630

Chemicals 0.9%
8,500	Air Products & Chemicals, Inc.	499,205
5,800	BASF AG (Germany)	379,577
37,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	128,317
1,800	Dow Chemical Co. (The)	82,674
900	Givaudan (Switzerland)	566,878
69,800	Mitsubishi Chemical Corp. (Japan)	221,407
9,200	Nalco Holdings Co.(a)	165,600
900	PPG Industries, Inc.	60,795

10,800	Praxair, Inc.	505,764
6,300	Rohm & Haas Co.	275,058
4,000	Scotts Co. (Class A shares)(a)	289,600
200	Sika AG (Switzerland)	145,496
4,800	Tokyo Ohka Kogyo Co. Ltd. (Japan)	103,288
3,300	Valspar Corp.	136,389

		3,560,048

Commercial Banks 3.8%
10,100	ABN AMRO Holding NV (Netherlands)	244,910
5,000	Alliance & Leicester PLC (United Kingdom)	78,821
13,900	Allied Irish Banks PLC (Ireland)	282,904
6,800	Banco Bilbao Vizcaya Argentaria SA (Spain)	105,320
12,100	Banco Santander Central Hispano SA (Spain)	140,940
32,000	Bank of America Corp.	1,441,281
111,000	Bank of Fukoaka Ltd. (The) (Japan)	672,778
35,900	Bank of Ireland (Ireland) (Dublin Exchange)	544,323
7,900	Bank United Financial Corp. (Class A shares)	188,652
111,600	Barclays PLC (United Kingdom)	1,150,910
3,600	BB&T Corp.	141,156
6,100	BNP Paribas SA (France)	402,551
3,900	Commonwealth Bank of Australia (Australia)	110,931
5,500	Danske Bank A/S (Denmark)	161,114
10,200	Deutsche Boerse AG (Germany)	767,820
14,000	Dexia (Belgium)	322,059
19,700	Euronext NV (Netherlands)	649,115
1,800	FirstMerit Corp.	44,154
33,000	HBOS PLC (United Kingdom)	489,239
52,200	Hong Kong Exchanges And Clearing Ltd. (Hong Kong)	127,264
8,300	ICICI Bank Ltd. ADR (India)	150,064
22,900	KeyCorp	759,364
125,900	Lloyds TSB Group PLC (United Kingdom)	1,081,382
1,400	Marshall & Ilsley Corp.	59,696
60	Mitsubishi Tokyo Financial Group, Inc. (Japan)	518,590
1,200	Natexis Banques Populaires (France)	175,950
2,200	National Bank of Greece SA (Greece)	73,953
37,700	Nordea Bank AB (Sweden)	358,431
17,800	North Fork Bancorporation, Inc.	501,070
9,900	OKO Bank (Finland)	153,827
8,300	Oriental Financial Group (Puerto Rico)	115,785
800	PNC Financial Services Group, Inc.	42,584
7,660	PrivateBanCorp., Inc.	239,375
6,800	SanPaolo IMI SpA (Italy)	100,694
1,200	Societe Generale (France) (Class A shares)	119,634
14,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	87,314
27,000	U.S. Bancorp	753,300
9,100	UnionBanCal Corp.	560,196
2,700	Wachovia Corp.	138,186
10,700	Wells Fargo & Co.	641,358
1,700	Zions Bancorporation	119,051

		14,816,046

Commercial Services & Supplies 1.4%
14,900	Administaff, Inc.(a)	203,683
21,800	Allied Waste Industries, Inc.(a)	174,182
12,200	Canon, Inc. (Japan)	634,564
42,700	Cendant Corp.	850,158
8,720	FirstService Corp. (Canada)(a)	166,116
6,900	Global Payments, Inc.	446,844
20,700	Interserve PLC (United Kingdom)(a)	136,843

6,400	Kelly Services, Inc. (Class A shares)	168,064
7,010	Laureate Education, Inc.(a)	311,384
17,410	Mcgrath Rentcorp.	386,502
7,220	Navigant Consulting, Inc.(a)	169,453
9,000	Ricoh Co. Ltd. (Japan)	143,206
9,310	Rollins, Inc.	183,779
7,800	School Specialty, Inc.(a)	289,458
20,760	Scientific Games Corp. (Class A shares)(a)	445,717
32,127	Shanks Group PLC (United Kingdom)(a)	83,747
8,120	Steiner Leisure Ltd. (Bahamas)(a)	243,316
26,300	Waste Management, Inc.	749,287

		5,786,303

Communications Equipment 0.9%
67,000	Cisco Systems, Inc.(a)	1,157,761
12,200	Corning, Inc.(a)	167,750
51,000	Qualcomm, Inc.	1,779,390
8,600	Research In Motion Ltd.(a)	553,926

		3,658,827

Computers & Peripherals 1.3%
36,000	Apple Computer, Inc.(a)	1,298,160
39,600	Dell, Inc.(a)	1,379,267
18,700	EMC Corp.(a)	245,344
15,500	Hewlett-Packard Co.	317,285
6,700	IBM Corp.	511,746
800	Lexmark International, Inc. (Class A shares)(a)	55,560
10,730	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	203,334
8,870	Mercury Computer Systems, Inc.(a)	233,547
14,470	Merge Technologies, Inc.(a)	234,848
600	NCR Corp.(a)	19,800
12,010	Optimal Group, Inc.(a)	217,982
18,990	Radisys Corp.(a)	265,860
13,800	Sun Microsystems, Inc.(a)	50,094
34,160	Synplicity, Inc.(a)	183,439

		5,216,266

Construction & Engineering
16,000	Skanska AB (Sweden)	192,416

Construction Materials 0.3%
1,100	Ciments Francais (France)	104,092
74,000	CSR Ltd. (Australia)	138,358
26,200	Hanson PLC (United Kingdom)	241,970
17,340	Headwaters, Inc.(a)	554,359
50,000	Sumitomo Osaka Cement Co. Ltd. (Japan)	126,363
37,100	Taiheiyo Cement Corp. (Japan)	103,657

		1,268,799

Consumer Finance 0.8%
46,500	American Express Co.	2,450,550
9,730	Cash America International, Inc.	144,491
16,300	MBNA Corp.	321,925
4,800	Sanyo Electric Credit Co. Ltd. (Japan)	95,935
3,300	Takefuji Corp. (Japan)	209,038

		3,221,939

Containers & Packaging
25,000	Rengo Co. Ltd. (Japan)	126,226
700	Temple-Inland, Inc.	23,625

		149,851

Distributors 0.1%
9,890	Beacon Roofing Supply, Inc.(a)	219,558
3,970	Building Materials Holding Corp.	218,112

		437,670

Diversified Financial Services 2.2%
8,500	Accredited Home Lenders Holding Co.(a)	337,705
22,900	AmeriCredit Corp.(a)	535,860
9,300	Ameritrade Holding Corp.(a)	97,464
11,650	Astoria Financial Corp.	308,842
25,400	CIT Group, Inc.	1,023,112
43,800	Citigroup, Inc.	2,056,848
1,300	Doral Financial Corp. (Puerto Rico)	18,265
18,600	Eaton Vance Corp.	435,798
15,300	ING Groep NV ADR (Netherlands)	421,590
30,900	J.P. Morgan Chase & Co.	1,096,641
17,400	Japan Securities Finance Co. Ltd. (Japan)	127,843
13,400	Jefferies Group, Inc.	485,080
28,800	Principal Financial Group, Inc.	1,125,504
12,600	Raymond James Financial, Inc.	339,822
1,600	Student Loan Corp. (The)	310,000
11,200	Suncorp-Metway Ltd. (Australia)	172,899

		8,893,273

Diversified Telecommunication Services 0.9%
107,200	BT Group PLC (United Kingdom)	409,894
15,100	Koninklijke KPN NV (Netherlands)	125,972
80	Nippon Telegraph & Telephone Corp. (Japan)	335,140
21,700	Portugal Telecom SGPS SA (Portugal)	238,919
10,460	SafeNet, Inc.(a)	292,357
34,400	SBC Communications, Inc.	818,720
6,300	Sprint Corp.	140,238
600	Swisscom AG (Switzerland)	207,136
61,300	Telestra Corp. Ltd. (Australia)	232,042
27,200	Verizon Communications, Inc.	973,760

		3,774,178

Electric Utilities 1.8%
15,700	Alliant Energy Corp.	413,538
6,100	Consolidated Edison, Inc.	264,008
6,100	Edison International	221,430
38,800	Electricidade de Portugal SA (Portugal)	105,061
11,000	Endesa SA (Spain)	240,362
27,800	Enel SpA (Italy)	263,718
9,100	Entergy Corp.	667,030
26,200	FirstEnergy Corp.	1,140,224
45,900	FPL Group, Inc.	1,873,638
7,800	Hokkaido Electric Power Co. Inc. (Japan)	156,513
4,600	Northeast Utilities	84,226
3,700	PG&E Corp.(a)	128,464
4,000	Pinnacle West Capital Corp.	167,600
11,750	PNM Resources, Inc.	324,888
5,100	PPL Corp.	276,726

34,900	Scottish Power PLC (United Kingdom)	282,372
5,700	Union Fenosa SA (Spain)	170,916
10,400	Viridian Group PLC (United Kingdom)	146,012
9,900	Xcel Energy, Inc.	170,082

		7,096,808

Electrical Equipment
36,270	SRS Labs, Inc.(a)	145,080

Electronic Equipment & Instruments 0.7%
38,600	Agilent Technologies, Inc.(a)	800,949
9,000	Alps Electric Co. Ltd. (Japan)	140,640
7,420	BEI Technologies, Inc.	170,660
22,000	CheckPoint Systems, Inc.(a)	348,260
7,000	CMK Corp. (Japan)	108,459
27,800	FLIR Systems, Inc.(a)	739,480
9,800	Hosiden Corp (Japan)	109,103
26,560	O2Micro International, Ltd. (Cayman Islands)(a)	273,834
28,400	Sanmina-SCI Corp.(a)	113,884
14,100	TT Electronics PLC (United Kingdom)	51,564

		2,856,833

Energy Equipment & Services 1.3%
3,100	Baker Hughes, Inc.	136,772
10,100	BP PLC, ADR (United Kingdom)	615,090
4,270	Cal Dive International, Inc.(a)	189,930
1,283,800	China Petroleum Chemical Corp. (China)	504,972
7,200	Maverick Tube Corp.(a)	209,448
10,550	Patterson-UTI Energy, Inc.	252,884
18,800	Petroleo Brasileiro SA ADR (Brazil)	788,284
32,600	Schlumberger, Ltd.	2,230,166
15,030	Superior Energy Services, Inc.(a)	223,646

		5,151,192

Food & Drug Retailing 0.3%
10,600	Carrefour SA (France)	514,832
134,600	Tesco PLC (United Kingdom)	794,655

		1,309,487

Food & Staples Retailing 0.8%
53,900	Albertson’s, Inc.	1,066,681
296,100	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	117,845
1,000	Costco Wholesale Corp.	40,580
12,400	Dairy Crest Group PLC (United Kingdom)	103,111
1,600	Danisco A/S (Denmark)	106,440
2,200	Sysco Corp.	76,120
21,200	Tate & Lyle PLC (United Kingdom)	188,725
15,000	Whole Foods Market, Inc.	1,495,800

		3,195,302

Food Products 0.8%
66,600	Cadbury Schweppes PLC (United Kingdom)	669,647
19,800	Cadbury Schweppes PLC, ADR (United Kingdom)	804,870
400	H.J. Heinz Co.	14,740
17,100	Kraft Foods, Inc.	554,211
24,400	Sara Lee Corp.	521,916
21,500	Unilever PLC, ADR (United Kingdom)	824,740

		3,390,124

Gas Utilities 0.1%
11,000	Oneok, Inc.	317,460
69,200	Osaka Gas Co. Ltd. (Japan)	217,723

		535,183

Health Care Equipment & Supplies 1.1%
10,300	Alcon, Inc.(a)	999,099
500	Bausch & Lomb, Inc.	37,500
800	Biomet, Inc.	30,952
5,600	Boston Scientific Corp.(a)	165,648
10,300	Cooper Companies, Inc. (The)	695,765
1,200	Fresenius AG (Germany)	139,443
100	Guidant Corp.	7,408
27,450	Kforce, Inc.(a)	219,051
6,600	Nipro Corp. (Japan)	109,951
44,850	Orthovita, Inc.(a)	147,557
9,010	PolyMedica Corp.	279,220
4,170	SonoSite, Inc.(a)	121,368
44,300	Spectranetics Corp.(a)	222,829
20,300	St. Jude Medical, Inc.(a)	792,309
8,190	Syneron Medical Ltd. (Israel)(a)	237,510

		4,205,610

Health Care Providers & Services 3.1%
11,900	Aetna, Inc.	873,103
7,700	Amedisys, Inc.(a)	231,077
9,455	America Service Group, Inc.(a)	214,818
14,600	American Healthways, Inc.(a)	545,310
8,900	Amerigroup Corp.(a)	312,568
26,000	Caremark RX, Inc.(a)	1,041,300
4,850	Chemed Corp.	343,574
7,600	CIGNA Corp.	699,048
12,600	Covance, Inc.(a)	575,064
42,890	Encore Medical Corp.(a)	178,851
11,400	HCA, Inc.	636,576
8,360	Kindred Healthcare, Inc.(a)	275,044
9,080	LabOne, Inc.(a)	318,526
7,650	Laserscope, Inc.(a)	242,352
8,790	Lifeline Systems Inc.(a)	299,739
1,400	McKesson Corp.	51,800
800	Medco Health Solutions, Inc.(a)	40,776
14,300	Pharmaceutical Product Development, Inc.(a)	648,934
7,190	Providence Service Corp.(a)	183,992
15,200	Serologicals Corp.(a)	327,256
3,900	Sunrise Senior Living, Inc.(a)	199,836
72,000	Tenet Healthcare Corp.(a)	861,840
15,900	UnitedHealth Group, Inc.	1,502,709
13,100	WellPoint Health Networks, Inc.(a)	1,673,525

		12,277,618

Hotels, Restaurants & Leisure 1.5%
9,100	Brinker International, Inc.(a)	307,580
40,800	Caesars Entertainment, Inc.(a)	813,960
1,800	Carnival Corp.	87,984
7,400	CEC Entertainment, Inc.(a)	267,880
17,100	Century Casinos, Inc.(a)	123,462

5,900	Hilton Hotels Corp.	128,797
4,700	International Game Technology	126,383
13,210	K2, Inc.(a)	168,031
3,420	Kerzner International Ltd. (Bahamas)(a)	188,408
1,400	Marriott International, Inc. (Class A shares)	87,850
15,800	McDonald’s Corp.	463,098
8,400	Mikohn Gaming Corp(a)	118,608
32,400	Mitchells & Butlers PLC (United Kingdom)	185,715
9,540	RARE Hospitality International, Inc.(a)	265,403
9,450	Sonic Corp.(a)	302,778
25,300	Starbucks Corp.(a)	1,252,856
1,400	Starwood Hotels & Resorts Worldwide, Inc.	76,076
8,000	TUI AG (Germany)	192,747
800	Wendy’s International, Inc.	34,344
13,300	Yum! Brands, Inc.	624,568

		5,816,528

Household Durables 1.2%
7,800	Alpine Electronics Inc (Japan)	111,783
300	Centex Corp.	17,316
3,000	D.R. Horton, Inc.	91,500
300	Fortune Brands, Inc.	25,374
15,500	Harman International Industries, Inc.	1,217,990
26,000	Hitachi Ltd. (Japan)	152,571
32,600	Lennar Corp. (Class A shares)	1,677,921
9,400	Meritage Corp.(a)	594,926
600	Pulte Homes, Inc.	42,870
8,100	Standard-Pacific Corp.	580,041
37,600	Taylor Woodrow PLC (United Kingdom)	206,287

		4,718,579

Household Products 0.4%
5,340	Jarden Corp.(a)	238,538
26,700	Procter & Gamble Co. (The)	1,445,806

		1,684,344

Industrial Conglomerates 1.6%
1,500	3M Co.	114,705
145,900	General Electric Co.	5,281,580
1,900	Rheinmetall AG (Germany)	95,160
31,700	Tyco International, Ltd. (Bermuda)	992,527

		6,483,972

Insurance 3.3%
13,650	Affirmative Insurance Holdings, Inc.	206,525
8,000	Aflac, Inc.	325,200
8,700	Allmerica Financial Corp.(a)	292,059
14,600	Allstate Corp. (The)	819,936
4,000	Ambac Financial Group, Inc.	267,400
3,400	Assurant, Inc.	112,506
29,800	Aviva PLC (United Kingdom)	336,638
17,800	Britannic Group PLC (United Kingdom)	153,445
100	Chubb Corp.	8,178
3,100	CNP Assurances (France)	210,364
7,100	Commerce Group, Inc.	419,468
8,100	Delphi Financial Group (Class A shares)	336,312
8,700	Genworth Financial, Inc. (Class A shares)	243,165
6,200	Hartford Financial Services Group, Inc.	448,694

6,530	Infinity Property & Casualty Corp.	211,899
18,900	Legal & General Group PLC (United Kingdom)	37,792
1,400	MBIA, Inc.	73,332
57,400	MetLife, Inc.	2,232,859
108,900	Old Mutual PLC (United Kingdom)	262,128
8,800	Philadelphia Consolidated Holding Corp.(a)	660,000
1,100	Progressive Corp. (The)	100,397
5,700	Protective Life Corp.	217,968
10,900	Riunione Adriatica di Sicurta SpA (Italy)	237,253
48,900	St. Paul Travelers Companies., Inc. (The)	1,750,619
3,000	Torchmark Corp.	160,290
25,650	Tower Group, Inc.	307,544
3,400	United Fire & Casualty Co.	115,192
101,100	UnumProvident Corp.	1,690,392
12,900	Willis Group Holdings Ltd. (United Kingdom)	431,505
1,100	WR Berkley Corp.	35,750
1,200	Zurich Financial Services AG (Switzerland)(a)	202,951

		12,907,761

Internet 0.1%
17,950	RADVision Ltd.(a)	217,734
20,240	ValueClick, Inc.(a)	209,686

		427,420

Internet & Catalog Retail 0.3%
38,800	eBay, Inc.(a)	1,231,124

Internet Software & Services 2.0%
20,100	Amdocs Ltd. (Guernsey)(a)	536,871
33,560	Digitas, Inc.(a)	334,593
6,790	Equinix, Inc.(a)	237,514
12,800	Google, Inc. (Class A shares)(a)	2,816,000
7,040	InfoSpace, Inc.(a)	218,170
10,040	j2 Global Communications, Inc.(a)	358,629
27,720	Keynote Systems, Inc.(a)	303,534
4,100	Netease.com, Inc. ADR (China)(a)	202,499
33,660	Online Resources Corp(a)	292,842
9,060	Openwave Systems, Inc.(a)	121,313
7,780	RADWARE Ltd. (Israel)(a)	170,149
8,600	Shanda Interactive Entertainment ADR, (China)(a)	276,662
67,200	Yahoo!, Inc.(a)	2,319,072

		8,187,848

IT Services 0.5%
1,800	Affiliated Computer Services, Inc., (Class A shares)(a)	85,806
800	Computer Sciences Corp.(a)	34,784
102,900	Electronic Data Systems Corp.	1,991,115

		2,111,705

Leisure Equipment & Products 0.2%
28,100	Eastman Kodak Co.	702,500
1,400	Hasbro, Inc.	26,488
9,100	Mattel, Inc.	164,255

		893,243

Machinery 0.7%
4,000	Bucyrus International, Inc. (Class A shares)	155,760

300	Caterpillar, Inc.	26,415
2,700	Deere & Co.	168,858
6,100	Eaton Corp.	357,765
500	Fischer (Georg) AG (France)(a)	145,580
18,000	Hitachi Koki Co Ltd. (Japan)	168,004
800	ITT Industries, Inc.	72,368
800	Joy Global, Inc.	27,096
4,600	MAN AG (Germany)	193,858
42,900	NSK Ltd. (Japan)	211,935
11,700	Snap-On, Inc.	388,089
15,600	SPX Corp.	603,564
1,700	Stork NV (Netherlands)	62,405
400	Sulzer AG (Switzerland)	162,430

		2,744,127

Marine 0.1%
44,000	Neptune Orient Lines Ltd. (Singapore)	91,225
41,030	Orient Overseas International Ltd. (Hong Kong)	198,473

		289,698

Media 1.2%
1,200	Comcast Corp. (Class A shares)(a)	38,076
2,700	DIRECTV Group, Inc. (The)(a)	38,124
2,400	E.W. Scripps Co.	122,232
1,500	EchoStar Communications Corp. (Class A shares)	43,425
7,000	Gannett Co., Inc.	539,000
400	Knight-Ridder, Inc.	25,880
2,900	Liberty Media Corp. (Class A shares)(a)	29,116
4,600	News Corp.(a)	70,288
14,100	Promotora de Informaciones SA (Spain)	268,925
29,900	Rogers Communications, Inc. (Canada)(Class B shares)	861,380
7,800	Scholastic Corp.(a)	271,830
32,300	Shaw Communications, Inc. (Canada)	631,471
19,900	Sinclair Broadcast Group, Inc. (Class A shares)	152,434
11,000	Sogecable SA (Spain)(a)	411,025
31,100	Time Warner Inc.(a)	522,791
19,500	Viacom, Inc. (Class B shares)	675,090

		4,701,087

Metals & Mining 0.4%
28,600	Alcoa, Inc.	829,972
32,900	BlueScope Steel Ltd. (Australia)	197,851
1,200	Boehler-Uddeholm (Austria)	154,892
11,600	Rautaruukki OYJ (Finland)	148,227
6,500	Salzgitter AG (Germany)	133,180
11,700	ThyssenKrupp AG (Germany)	216,314
2,400	United States Steel Corp.	102,624

		1,783,060

Multi-Utilities & Unregulated Power 0.4%
7,300	CMS Energy Corp.(a)	94,316
4,800	Constellation Energy Group, Inc.	252,288
7,100	Dominion Resources, Inc.	535,340
3,200	Dynegy, Inc.(a)	10,720
3,600	SCANA Corp.	139,824
13,700	Suez SA (France)	374,830
2,700	Wisconsin Energy Corp.	95,202

		1,502,520

Multiline Retail 0.8%
81,700	David Jones Ltd. (Australia)	112,221
20,200	Federated Department Stores, Inc.	1,161,500
26,600	House of Fraser PLC (United Kingdom)	51,858
1,600	Kohl’s Corp.(a)	76,160
800	Nordstrom, Inc.	40,664
39,900	Target Corp.	1,851,760

		3,294,163

Oil & Gas 2.6%
1,000	Anadarko Petroleum Corp.	73,040
3,800	Apache Corp.	213,902
26,550	Cabot Oil & Gas Corp.	781,632
23,000	Chesapeake Energy Corp.	442,520
15,000	ChevronTexaco Corp.	780,000
181,400	CNOOC Ltd. (Hong Kong)	97,593
2,500	Compania Espanola de Petroleos SA (Spain)	96,075
7,100	ConocoPhillips	744,435
45,800	Cosmo Oil Co. Ltd. (Japan)	152,208
2,800	Devon Energy Corp.	126,476
15,900	Eni SpA (Italy)	399,829
1,500	EOG Resources, Inc.	71,325
44,600	ExxonMobil Corp.	2,543,538
29,940	Grey Wolf, Inc.(a)	179,640
2,700	Norsk Hydro ASA (Norway)	214,966
4,800	Occidental Petroleum Corp.	331,200
11,690	Oil States International, Inc.(a)	237,424
9,700	Repsol YPF SA (Spain)	245,992
7,500	Royal Dutch Petroleum Co. (Netherlands)	437,694
32,200	Santos Ltd. (Australia)	233,961
65,600	Shell Transport & Trading Co. PLC (United Kingdom)	589,180
17,600	Swift Energy Co.(a)	463,408
4,860	Unit Corp.(a)	186,430
5,900	Unocal Corp.	321,845
2,600	Valero Energy Corp.	178,178

		10,142,491

Oil, Consumable Fuels & Gas 0.6%
1,400	Ashland, Inc.	94,136
24,200	Suncor Energy, Inc.	892,012
7,300	Sunoco, Inc.	724,598
3,649	Total SA (France)	811,460

		2,522,206

Paper & Forest Products 0.2%
1,000	Bowater, Inc.	32,490
2,600	Georgia-Pacific Corp.	89,102
20,800	Hokuetsu Paper Mills Ltd. (Japan)	116,718
3,800	International Paper Co.	130,302
2,000	Smurfit-Stone Container Corp.(a)	26,220
8,000	Weyerhaeuser Co.	548,880

		943,712

Personal Products 0.4%
20,200	Estee Lauder Companies., Inc. (The) (Class A shares)	775,882
16,600	Gillette Co. (The)	857,224

		1,633,106

Pharmaceuticals 3.5%
8,230	Alexion Pharmaceuticals, Inc.(a)	170,690
6,300	Allergan, Inc.	443,457
12,960	AtheroGenics, Inc. (Israel)(a)	139,190
5,750	Barr Pharmaceuticals, Inc.(a)	298,195
2,700	Bristol-Myers Squibb Co.	70,200
7,730	Connetics Corp.(a)	167,973
24,300	Eli Lilly & Co.	1,420,821
2,400	Forest Laboratories, Inc.(a)	85,632
37,900	GlaxoSmithKline PLC (United Kingdom)	957,174
1,200	Johnson & Johnson	82,356
24,300	Kaken Pharmaceutical Co. Ltd (Japan)	174,438
11,150	KV Pharmaceutical Co. (Class A shares)(a)	260,910
23,132	Nabi Biopharmaceuticals(a)	252,139
31,000	Novartis AG ADR (Switzerland)	1,510,630
15,000	Novartis AG,(Switzerland)	730,033
11,900	Novo Nordisk A/S (Denmark)	601,660
2,100	OSI Pharmaceuticals, Inc.(a)	99,404
46,700	Pfizer, Inc.	1,268,839
11,460	Priority Healthcare Corp.(a)	261,059
17,270	QLT, Inc. (Canada)(a)	185,134
10,640	Rigel Pharmaceuticals, Inc.(a)	182,476
30,300	Roche Holding AG, ADR (Switzerland)	1,827,492
13,200	Rohto Pharmaceutical Co. Ltd. (Japan)	166,951
15,530	Salix Pharmaceuticals Ltd.(a)	222,079
18,200	Sanofi-Aventis (France)	1,611,726
2,100	Sepracor, Inc.	125,832
21,000	Tanabe Seiyaku Co. Ltd. (Japan)	220,924
9,590	Vaxgen, Inc.(a)	104,531
400	Watson Pharmaceuticals, Inc.(a)	12,000
200	Wyeth	8,988

		13,662,933

Real Estate Investment Trust 0.9%
20,600	Apartment Investment & Management Co.	785,272
1,400	Camden Property Trust	71,400
1,400	CarrAmerica Realty Corp.	46,256
500	Centerpoint Properties Trust	20,605
3,700	Duke Realty Corp.	113,220
7,200	Entertainment Properties Trust	311,040
3,000	Equity Office Properties Trust	94,410
100	Equity Residential	3,435
1,400	General Growth Properties, Inc.	54,754
2,000	Kimco Realty Corp.	110,780
800	Liberty Property Trust	31,864
3,200	Mack-Cali Realty Corp.	140,768
19,700	New Century Financial Corp.	895,365
12,300	Plum Creek Timber Co., Inc.	424,842
4,400	Prologis	174,196
5,200	SL Green Realty Corp.	317,200

		3,595,407

Retail 0.7%
29,380	Cosi, Inc.(a)	129,860
17,600	FamilyMart Co. Ltd. (Japan)	545,801
106,600	Kingfisher PLC. (United Kingdom)	502,997
16,800	Phillips-Van Heusen Corp.	434,784

2,900	Rallye SA (France)(a)	145,381
11,900	Stein Mart, Inc.(a)	241,094
8,000	Uny CO Ltd (Japan)	92,613
176,400	Wal-Mart de Mexico SA de CV (Mexico)	654,179

		2,746,709

Road & Rail 0.3%
15,100	Arriva PLC (United Kingdom)	145,810
900	CSX Corp.	36,117
24,000	FirstGroup PLC (United Kingdom)	146,085
8,600	Norfolk Southern Corp.	270,040
7,800	Union Pacific Corp.	498,654

		1,096,706

Semiconductor & Semiconductor Equipment 1.4%
900	Analog Devices, Inc.	30,699
59,100	Applied Materials, Inc.(a)	878,817
70,800	Intel Corp.	1,665,217
31,700	Marvell Technology Group Ltd.(a)	1,061,316
26,600	Maxim Integrated Products, Inc.	994,840
13,710	Microsemi Corp.(a)	231,973
19,710	Sirf Technology Holdings Inc.(a)	224,891
9,900	Texas Instruments, Inc.	247,104
12,660	Ultratech, Inc.(a)	201,547

		5,536,404

Software 2.4%
19,400	Adobe Systems, Inc.	1,153,718
36,200	BMC Software, Inc.(a)	586,440
78,101	Computer Associates International, Inc.	2,100,916
28,100	Electronic Arts, Inc.(a)	1,500,259
16,150	Epicor Software Corp.(a)	177,812
16,650	Infocrossing, Inc.(a)	273,893
18,500	Mercury Interactive Corp.(a)	764,605
60,500	Microsoft Corp.	1,530,649
11,100	NAVTEQ Corp.(a)	404,262
10,700	Oracle Corp.(a)	123,692
16,300	SAP AG, ADR (Germany)	642,709
11,450	Sonic Solutions, Inc.(a)	168,201

		9,427,156

Speciality Retail 1.3%
800	Abercrombie & Fitch Co.	43,160
24,560	Ashworth, Inc.(a)	269,914
14,500	Bed, Bath & Beyond, Inc.(a)	539,545
59,500	Chico’s FAS, Inc.(a)	1,524,985
15,600	CSK Auto Corp.(a)	241,956
59,600	Dixons Group PLC (United Kingdom)	162,320
4,810	Guitar Center, Inc.(a)	237,374
2,400	Home Depot, Inc.	84,888
9,027	Jos. A. Bank Clothiers, Inc.(a)	296,086
1,000	Limited Brands	21,690
19,300	Lowe’s Companies, Inc.	1,005,723
500	Ross Stores, Inc.	13,360
4,500	Staples, Inc.(a)	85,815
17,000	Williams-Sonoma, Inc. (The)(a)	569,330

		5,096,146

Telecommunications 0.4%
12,000	America Movil SA de CV ADR (Mexico)	595,800
2,700	Juniper Networks, Inc.(a)	60,993
3,300	MCI, Inc.(a)	87,549
47,555	Netia SA (Poland)(a)	56,970
177,000	Singapore Telecommunications Ltd. (Singapore)	276,529
45,700	Tandberg ASA (Norway)	467,759

		1,545,600

Textiles, Apparel & Luxury Goods 0.5%
31,500	Coach, Inc.(a)	844,200
19,900	Jones Apparel Group, Inc.	605,955
29,000	Kurabo Industries Ltd. (Japan)	73,217
3,800	Nike, Inc. (Class B shares)	291,878

		1,815,250

Thrifts & Mortgage Finance 0.7%
35,500	Bradford & Bingley PLC (United Kingdom)	206,732
9,500	Countrywide Financial Corp.	343,805
20,200	Freddie Mac	1,242,704
23,600	Washington Mutual, Inc.	975,152

		2,768,393

Tobacco 0.7%
46,100	Altria Group, Inc.	2,996,039

Trading Companies & Distributors 0.1%
73,700	Marubeni Corp. (Japan)	240,222

Transportation 0.4%
159,100	China Merchants Holdings International Co. Ltd. (Hong Kong)	310,701
5,395	Forward Air Corp.(a)	129,804
13,369	Fraport AG Frankfurt Airport Services Worldwide (Germany)	534,980
5,750	Old Dominion Freight Line, Inc.(a)	161,575
7,200	Overnite Corp	215,856
18,640	Vitran Corporation, Inc. (Class A shares) (Canada)(a)	276,990

		1,629,906

Water Utilites 0.1%
18,800	Kelda Group PLC (United Kingdom)	226,971
47,400	Northumbrian Water Group PLC (United Kingdom)	172,031
10,100	Severn Trent PLC (United Kingdom)	187,523

		586,525

Wireless Telecommunication Services 0.8%
56,100	American Tower Corp., (Class A shares)(a)	966,603
5,800	Bouygues SA (France)	231,136
111,300	MobileOne Ltd. (Singapore)	139,238
42,600	Nextel Communications, Inc. (Class A shares)(a)	1,192,374
21,600	Vodafone Group PLC	564,624

		3,093,975

	Total common stocks (cost $231,606,758)	248,252,193

PREFERRED STOCKS
Media & Entertainment
1	Paxson Communications Corp.,(a)	5,462
500	Primedia, Inc.	50,500

		55,962

Telecommunications
687	McLeodUSA, Inc., Ser. A,(a)	577

	Total preferred stocks (cost $183,346)	56,539

Moody’s Rating	Principal Amount (000) #
ASSET-BACKED SECURITIES 0.4%
		ACE Securities Corp., Ser. 2004, Class 2A,
Aaa	$264	3.13%, 4/25/34(f), F.R.N.	263,651
		American Express Credit Account Master Trust, Ser. 2005-5,
Aaa	900	3.0938%, 4/15/08(f), F.R.N.	900,470
		Ameriquest Mortgage Securities, Inc.,
Aaa	38	3.11%, 4/25/34(f), F.R.N.	37,516
		Brazos Student Finance Corp., Student Loan Assoc., Notes,
Aaa	232	3.63%, 6/1/23(f), F.R.N.	233,999
		Honda Auto Receivables Owners Trust, Ser. 2004-3, Class A1,
NR	114	2.09%, 11/18/05(f), F.R.N.	113,509

		Total asset-backed securities (cost $1,546,210)	1,549,145

COLLATERALIZED MORTGAGE SECURITIES 0.9%
		BankTrust Mortgage Trust, Ser. 1, Class G,
Aaa	310	5.70%, 12/1/23	255,106
		Bear Stearns ARM Trust, Ser. 2005-4 23A2,
Aaa	500	5.45%, 5/25/35(f), F.R.N.	506,590
		Commercial Mortgage Securities, Series 2005-F10A, Class M0A1,
Aaa	1,100	3.03%, 3/15/20(f), F.R.N.	1,097,093
		Washington Mutual, Ser. 2003-R1, Class A1,
Aaa	1,590	3.29%, 12/25/27(f), F.R.N.	1,587,142

		Total collateralized mortgage securities (cost $3,501,284)	3,445,931

CORPORATE BONDS 7.7%
Aerospace/Defense 0.1%
		Alliant Techsystems, Inc.,Sr. Sub. Notes,
B2	85	8.50%, 5/15/11	90,313
		BE Aerospace, Inc., Sr. Sub. Notes,
Caa3	100	8.875%, 5/1/11	100,750
		K & F Acquisition, Inc., Sr. Sub Notes,
Caa1	50	7.75%, 11/15/14	49,000
		L-3 Communications Corp.,
Ba3	125	7.625%, 6/15/12	132,187
		Sequa Corp., Sr. Notes,
B1	125	8.875%, 4/1/08	128,750
		Standard Aero Holdings, Inc., Sr. Sub. Notes,
Caa1	40	8.25%, 9/1/14	41,000

			542,000

Airlines 0.1%
			AMR Corp., Debs.,
Caa2		50	10.00%, 4/15/21	30,750
			AMR Corp., M.T.N., Ser. B,
Caa2		100	10.55%, 3/12/21	60,000
			Continental Airlines, Inc., Pass Through Certificates, Ser. 01-1,
Ba1		51	7.37%, 12/15/15	40,500
			Ser. 1996-C,
B3		21	9.50%, 10/15/13	15,572
			Ser. 981B,
Ba2		39	6.75%, 3/15/17	29,800
			Delta Air Lines, Inc., Notes,
Ca		110	8.30%, 12/15/29	28,600

				205,222

Apparel
			Levi Strauss & Co., Sr. Notes,
Caa3		35	7.73%, 4/1/12(f), F.R.N.	32,200

Automotive 0.4%
			Affinia Group, Inc., Gtd. Notes,
Caa1		63	9.00%, 11/30/14	56,070
			DaimlerChrysler, Notes, Gtd. Notes,
A3		400	3.20%, 3/7/07(f), F.R.N.	396,032
			MTN,
A3		600	3.47%, 5/24/06(f), F.R.N.	600,501
A3		100	4.23%, 8/8/06(f), F.R.N.	100,545
			Delco Remy International, Inc., Sr. Sub Notes,
Caa1		125	9.375%, 4/15/12	100,000
			Goodyear Tire & Rubber Co., (The) Notes,
B3		125	7.86%, 8/15/11	112,500
			Navistar International Corp., Sr. Notes,
Ba3		125	6.25%, 3/1/12	110,000
			Tenneco Automotive, Inc., Sr. Sub Notes, Series 144A
B3		50	8.625%, 11/15/14	45,625
			TRW Automotive, Inc., Sr. Notes,
B1		59	9.375%, 2/15/13	61,065

				1,582,338

Banking 0.1%
			HSBC Bank USA, Sr. Notes
Aa2		400	3.12%, 9/21/07(f), F.R.N.	400,300

Building Materials & Construction 0.1%
			D.R. Horton, Inc., Sr. Notes,
Ba1		115	7.875%, 8/15/11	127,282
			Grohe Holding GmbH (Germany) Gtd. Notes,
B3	EUR	125	8.625%, 10/1/14	158,947
			K Hovnanian Enterprises, Inc., Gtd. Notes,
BA2		25	6.25%, 1/15/15	24,188
			KB Home, Sr. Sub. Notes,
Ba2		95	8.625%, 12/15/08	103,502
			THL Buildco, Inc., Sr. Sub Notes,
B3		75	8.50%, 9/1/14	66,375

				480,294

Cable 0.2%
			Callahan Nordrhein Westfalen GmbH (Germany), Sr. Notes
Ca		50	7/15/10(b)	4,500

		Charter Communications Holdings, Inc., Sr. Disc. Notes, Zero Coupon, (until 5/15/06),
Ca	445	5/15/11	283,687
		Sr. Notes
Ca	100	8.625%, 4/1/09	72,250
		Sr. Notes,
Caa1	125	10.25%, 9/15/10	124,844
		CSC Holdings, Inc.
B1	75	6.75%, 4/15/12	72,563
		Sr. Notes,
B1	20	7.875%, 12/15/07	20,450
	75	7.25%, 7/15/08	75,000
		Kabel Deutschland, (Germany) Sr. Notes,
B2	65	10.625%, 7/1/14	68,575

			721,869

Capital Goods 0.3%
		ALH Finance LLC Corp., Sr. Sub Notes,
B3	100	8.50%, 1/15/13	96,000
		Allied Waste North America, Inc., Sr. Notes,
B2	165	8.50%, 12/1/08	168,094
B2	50	7.875%, 4/15/13	48,625
		Sr. Sec’d. Notes,
Ba3	55	6.50%, 11/15/10	51,700
		Blount, Inc., Sr. Sub. Notes,
Caa1	100	8.875%, 8/1/12	103,000
		Great Lakes Dredge & Dock Corp.,
Caa2	40	7.75%, 12/15/13	31,500
		Invensys PLC, Sr. Notes,
B3	40	9.875%, 3/15/11	39,600
		Johnson Diversified Holdings, Inc., Sr. Disc. Notes, Zero Coupon, (until 5/15/07),
B3	100	5/15/13	79,000
		Gtd., Notes,
B2	55	9.625%, 5/15/12	55,825
		Joy Global, Inc., Gtd. Notes,
Ba2	100	8.75%, 3/15/12	110,250
		Manitowoc Co., Inc., Sr. Sub. Notes,
B2	127	10.50%, 8/1/12	141,288
		Rexnord Corp., Sr. Sub. Notes,
B3	125	10.125%, 12/15/12	133,750
		Stena AB (Sweden), Sr. Notes,
Ba3	75	7.50%, 11/1/13	71,625
		Terex Corp., Gtd. Notes,
B3	170	10.375%, 4/1/11	184,449
		United Rentals North America, Inc., Gtd. Notes,
B1	25	6.50%, 2/15/12	23,813
		Sr. Sub. Notes,
B2	50	7.75%, 11/15/13	46,875

			1,385,394

Chemicals 0.4%
		Borden U.S. Finance Corp./Nova Scotia Finance ULC,
B3	75	9.00%, 7/15/14	75,000
		Equistar Chemicals LP, Gtd., Notes,
B2	150	10.125%, 9/1/08	165,000
		Hercules, Inc., Debs.,
Baa3	200	6.60%, 8/1/27	200,000
		Huntsman Advanced Materials, Sr. Sec’d. Notes,
B2	50	11.00%, 7/15/10	57,000

			Huntsman International, LLC., Sr. Sec’d. Notes,
Caa1		15	10.125%, 7/1/09	15,563
			IMC Global, Inc., Sr. Sec’d Notes,
B1		225	10.875%, 6/1/08 - 8/1/13	263,500
B1		50	11.25%, 6/1/11	55,500
			ISP Chemco, Inc., Sr. Sub. Notes, Ser. B,
B2		100	10.25%, 7/1/11	108,250
			Lyondell Chemical Co., Gtd. Notes,
B1		120	9.50%, 12/15/08	127,950
			OM Group, Inc., Gtd. Notes,
Caa1		54	9.25%, 12/15/11	54,540
			PQ Corp., Gtd. Notes,
B3		75	7.50%, 2/15/13	72,750
			Rhodia SA, Sr. Notes,
B3		200	10.25%, 6/1/10	211,999
			Sr. Sub. Notes,
Caa1		95	8.875%, 6/1/11	88,825
			Rockwood Specialties Corp., Sr. Sub. Notes,
B3		100	10.625%, 5/15/11	109,625
			Gtd Notes,
B3	EUR	125	7.625%, 11/15/14	160,562

				1,766,064

Consumer
			Levi Strauss & Co., Sr. Notes,
Ca		90	12.25%, 12/15/12	95,400
			Propex Fabrics, Inc., Gtd. Notes,
Caa1		75	10.00%, 12/1/12	71,250

				166,650

Diversified Financial Services
			Arch Western Finance LLC, Sr. Notes,
Ba3		50	6.75%, 7/1/13	50,125
			KRATON Polymers Capital Corp., Sr. Sub. Notes,
Caa1		125	8.125%, 1/15/14	113,750

				163,875

Electric 0.8%
			AES Corp., Sr. Notes,
B2		175	9.375%, 9/15/10	190,750
			AES Eastern Energy, Pass-Thru Certificates., Class A-1,
Ba1		165	9.00%, 1/2/17	188,532
			Allegheny Energy Supply, Bonds,
B3		30	8.25%, 4/15/12	31,950
			Calpine Corp., Sr. Notes,
B(e)		225	8.75%, 7/15/13	155,250
			CMS Energy Corp., Sr. Notes,
B3		140	7.50%, 1/15/09	143,500
B3		60	8.50%, 4/15/11	64,200
			Dynegy Holdings, Inc., Sec’d. Notes,
B3		10	9.875%, 7/15/10	10,100
B3		130	10.125%, 7/15/13	133,900
			Edison Mission Energy, Sr. Notes,
B1		130	7.73%, 6/15/09	133,250

			Homer City Funding LLC, Gtd. Notes,
Ba2		48	8.14%, 10/1/19	51,240
			Legrand Holding SA, (France) Sr. Unsub. Notes,
B1		125	10.50%, 2/15/13	140,625
			Midwest Generation LLC, Notes,
B1		30	8.30%, 7/2/09	31,650
B1		15	8.56%, 1/2/16	16,425
B1		125	8.75%, 5/1/34	136,250
			Mission Energy Holdings Co., Sr. Sec’d. Notes,
B3		30	13.50%, 7/15/08	35,175
			Nevada Power Co., Notes,
Ba2		10	10.875%, 10/15/09	11,100
			Ref. Mtge. Bonds,
Ba2		80	6.50%, 4/15/12	81,400
			NoteCo Ltd., Notes,
NR	GBP	11	6.92%, 6/30/25(f) F.R.N.	26,681
			NRG Energy, Inc., Sr. Sec’d. Notes,
B2		102	8.00%, 12/15/13	103,020
			Orion Power Holdings, Inc., Sr. Notes,
B2		115	12.00%, 5/1/10	137,425
			Pacific Gas & Electric Co., First Mortgage Bonds,
Baa1		13	3.82%, 4/3/06(f), F.R.N.	13,029
			PPL Capital Funding Trust I, Gtd. Notes,
Ba1		300	7.29%, 5/18/06	308,763
			Reliant Resources, Inc., Sr. Sec’d. Notes,
B1		135	9.50%, 7/15/13	140,063
			Sierra Pacific Resources, Sr. Notes,
B2		60	8.625%, 3/15/14	63,600
			Texas Genco LLC, Sr. Notes,
B1		175	6.875%, 12/15/14	171,500
			TNP Enterprises, Inc., Sr. Sub. Notes,
B2		40	10.25%, 4/1/10	42,200
			TXU Energy Co., LLC,
Baa2		99	3.92%, 1/17/06(f), F.R.N.	98,996

				2,660,574

Energy - Other 0.3%
			Chesapeake Energy Corp., Sr. Notes,
Ba2		175	6.375%, 6/15/15	171,500
			Encore Acquisition,
B2		50	6.25%, 4/15/14	48,250
			Forest Oil Corp., Sr. Notes,
Ba3		40	8.00%, 12/15/11	43,400
			Hanover Compress Co., Sr. Notes
B3		75	8.625%, 12/15/10	76,875
			Hanover Equipment Trust, Sr. Sec’d. Notes, Ser. B,
B2		50	8.75%, 9/1/11	52,438
			Houston Exploration Co., Sr. Sub. Notes,
B2		50	7.00%, 6/15/13	50,250
			Magnum Hunter Resources Inc., Gtd. Notes,
B2		7	9.60%, 3/15/12	7,770
			Newfield Exploration, Inc., Sr. Sub. Notes,
Ba3		50	8.375%, 8/15/12	53,750
			Parker Drilling Co., Sr. Notes,
B2		58	10.125%, 11/15/09	60,973
			Pemex Project Funding Master Trust
Baa1		250	9.25%, 3/30/18	307,499
			Premcor Refining Group, Inc., Gtd. Notes,
Ba3		110	6.75%, 5/1/14	114,675
			Sr. Notes,
B2		50	7.75%, 2/1/12	53,750
Ba3		25	7.50%, 6/15/15	26,875

			Pride International, Inc. Sr. Notes,
NR		25	7.375%, 7/15/14	26,250
			Stone Energy Corp., Sr. Sub. Notes,
B2		145	8.25%, 12/15/11	148,625
			Vintage Petrolium, Inc., Sr. Notes,
Ba3		75	8.25%, 5/1/12	80,813

				1,323,693

Financial Services 0.8%
			Crystal U.S. Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 10/1/09),
Caa2		125	10/1/14	81,250
			Ford Motor Credit, M.T.N,
A3		700	3.59%, 7/18/05(f), F.R.N.	699,105
			General Electric Capital Corp.
Aaa	JPY	36,000	1.40%, 11/2/06	349,636
			General Motors Acceptance Corp., Notes, M.T.N.
Baa1		100	5.25%, 5/16/05	100,073
Baa1		350	7.50%, 7/15/05	351,608
Baa1		500	6.875%, 9/15/11	438,060
Baa1		200	4.82%, 5/19/05(f) F.R.N.	200,066
A3		400	4.39%, 10/20/05(f) F.R.N.	399,135
			Ray Acquisition SCA, (France) Sr. Notes,
Caa1	EUR	250	9.375%, 3/16/15	298,532

				2,917,465

Foods 0.2%
			Agrilink Foods, Inc., Sr. Sub. Notes,
B3		17	11.875%, 11/1/08	17,638
			Ahold Finance USA, Inc., Sr. Notes,
Ba3		25	8.25%, 7/15/10	27,125
			Del Monte Corp., Sr. Sub Notes,
B2		100	6.75%, 2/15/15	96,000
B2		175	8.625%, 12/15/12	187,249
			Delhaize America Inc., Gtd. Notes,
Ba1		50	8.125%, 4/15/11	55,121
			Dole Foods Co., Sr. Notes,
B2		38	8.625%, 5/1/09	39,995
B2		55	8.875%, 3/15/11	58,300
			Smithfield Foods, Inc., Sr. Notes,
Ba2		100	8.00%, 10/15/09	107,000
			United Biscuits Finance PLC, (United Kingdom) Gtd Notes,
B3	EUR	125	10.625%, 4/15/11	165,403

				753,831

Gaming 0.3%
			Argosy Gaming,
B1		100	7.00%, 1/15/14	109,250
			Boyd Gaming Corp., Sr. Sub. Notes,
B1		80	8.75%, 4/15/12	86,200
			Isle of Capri Casinos, Inc., Sr. Sub. Notes,
B2		75	7.00%, 3/1/14	72,750
			Kerzner International Ltd.
B2		55	8.875%, 8/15/11	58,850
			MGM Mirage, Inc.
Ba1		290	6.00%, 10/1/09	286,012

Ba2	145	Gtd. Notes, 9.75%, 6/1/07	156,238
		Mohegan Tribal Gaming Authority, Sr. Notes,
Ba3	110	8.00%, 4/1/12	116,875
		Park Place Entertainment Corp., Sr. Notes,
Ba2	30	9.375%, 2/15/07	32,063
Ba2	125	7.875%, 3/15/10	136,875
Ba2	60	8.125%, 5/15/11	67,200
		Penn National Ganing, Inc., Sr. Sub. Notes,
B3	50	6.75%, 3/1/15	47,875
		Wynn Las Vegas, LLC,
NR	90	6.625%, 12/1/14	84,150

			1,254,338

Health Care & Pharmaceutical 0.6%
		Alliance Imaging, Sr. Sub Notes,
B3	25	7.25%, 12/15/12	23,750
		Concentra Operating Corp., Gtd. Notes,
B3	100	9.125%, 6/1/12	103,000
		Coventry Health Care, Inc., Sr. Notes,
Ba1	5	5.875%, 1/15/12	4,975
Ba1	50	8.125%, 2/15/12	53,750
		Elan Finance Corp. PLC, (Ireland) Sr. Notes,
B3	25	7.75%, 11/15/11	19,375
		HCA Inc., Notes,
Ba2	50	5.50%, 12/1/09	49,608
Ba2	50	8.36%, 4/15/24	54,475
Ba2	75	7.50%, 11/15/95	72,871
		Debs,
Ba2	50	7.50%, 12/15/23	50,601
		Notes, M.T.N.,
Ba2	55	9.00%, 12/15/14	64,267
		HealthSouth Corp, Notes,
Caa2	100	7.625%, 6/1/12	96,000
		Sr. Notes,
Caa2	50	6.875%, 6/15/05	50,000
Caa2	100	8.50%, 2/1/08	100,000
		IASIS Healthcare LLC, Sr. Sub Notes,
B3	70	8.75%, 6/15/14	71,925
		Magellan Health Services, Sr. Notes,
B3	178	9.375%, 11/15/08	190,604
		MedcoHealth Solutions, Sr. Notes,
Ba1	50	7.25%, 8/15/13	55,576
		Medical Device Manufacturing, Inc., Gtd. Notes, Ser. B,
Caa1	75	10.00%, 7/15/12	80,250
		MedQuest, Inc., Sr. Sub. Notes,
B3	125	11.875%, 8/15/12	126,250
		NeighborCare, Inc., Sr. Sub. Notes,
Ba3	50	6.875%, 11/15/13	52,250
		Omega Healthcare, Investors, Inc., Sr. Notes,
B1	25	7.00%, 4/1/14	24,125
		Res-Care, Inc., Sr. Notes,
B2	110	10.625%, 11/15/08	116,600
		Select Medical Corp., Sr. Sub. Notes,
B3	50	7.625%, 2/1/15	49,125
		Senior Housing Properties Trust, Sr. Notes,
Ba2	80	8.625%, 1/15/12	86,800
		Tenet Healthcare Corp., Sr. Notes,
B3	65	6.375%, 12/1/11	60,450
B3	40	6.50%, 6/1/12	37,000
B3	25	9.25%, 2/1/15	25,000

		Vanguard Health Holdings Co. II LLC., Sr. Sub. Notes
NR	75	9.00%, 10/1/14	78,188
		Ventas Realty L.P., Gtd. Notes,
Ba3	121	8.75%, 5/1/09	130,226
Ba3	120	9.00%, 5/1/12	133,800
		VWR International, Inc., Sr. Sub. Notes,
Caa1	125	8.00%, 4/15/14	116,250
		Warner Chilcott Corp., Sr. Sub. Notes,
Caa1	125	8.75%, 2/1/15	122,500

			2,299,591

Household Durables
		Spectrum Brands, Inc., Sr. Sub. Notes,
B3	125	7.375%, 2/1/15	121,250

Household Products 0.1%
		Clorox Co., Notes,
A3	500	3.125%, 12/14/07F.R.N.	500,586

Lodging 0.2%
		FelCor Suites LP, Gtd. Notes,
B1	75	7.625%, 10/1/07	76,969
		HMH Properties, Inc., Gtd. Notes, Ser. B,
Ba3	13	7.875%, 8/1/08	13,260
		Host Marriott L.P., Gtd. Notes,
Ba3	50	9.25%, 10/1/07	53,500
		Sr. Notes,
Ba3	185	9.50%, 1/15/07	197,025
Ba3	45	7.125%, 11/1/13	45,563
		Sr. Notes, Ser. M,
Ba3	75	7.00%, 8/15/12	75,750
		John Q. Hammons Hotels LP,
B2	25	8.875%, 5/15/12	26,625
		Royal Caribbean Cruises, Ltd., Debs,
Ba2	25	7.50%, 10/15/27	26,125
		Sr. Notes,
Ba2	125	8.00%, 5/15/10	136,250
		Starwood Hotels & Resorts Worldwide, Inc., Notes,
Ba1	70	7.875%, 5/1/12	76,738
Ba1	200	7.375%, 11/15/15	214,499

			942,304

Media & Entertainment 0.5%
		AMC Entertainment, Inc., Sr. Sub Notes,
B3	50	8.00%, 3/1/14	45,250
		American Color Graphics, Inc., Sr. Notes,
Caa1	35	10.00%, 6/15/10	22,400
		CanWest Media, Inc. (Canada), Sr. Sub. Notes,
B2	75	10.625%, 5/15/11	81,375
		Dex Media East LLC, Sr. Sub. Notes,
B2	134	12.125%, 11/15/12	157,618
		Dex Media West LLC., Sr. Sub. Notes,
B2	147	9.875%, 8/15/13	163,169
		DirecTV Holdings LLC., Sr. Notes,
B1	75	8.375%, 3/15/13	81,188
		Echostar DBS Corp., Gtd. Notes,
Ba3	20	6.625%, 10/1/14	19,400

		Entercom Radio LLC, Gtd. Notes,
Ba2	40	7.625%, 3/1/14	41,600
		Intelsat Bermuda Ltd., Sr. Notes,
B1	150	8.25%, 1/15/13	151,125
		Intrawest Corp., Sr. Notes,
B1	75	7.50%, 10/15/13	74,625
		Lighthouse International Co. SA, (Luxembourg) Sr. Notes,
B3	EUR125	8.00%, 4/30/14	159,755
		Marquee, Inc. Sr. Notes,
B2	75	8.625%, 8/15/12	77,813
		Medianews Group, Inc., Sr. Sub. Notes,
B2	100	6.875%, 10/1/13	97,000
		Morris Publishing Group LLC., Gtd. Notes,
Ba3	40	7.00%, 8/1/13	38,800
		Quebecor Media, Inc. (Canada), Sr. Notes,
B2	150	11.125%, 7/15/11	164,999
		Six Flags, Inc., Sr. Notes,
Caa1	25	9.625%, 6/1/14	21,125
		Universal City Florida Holdings Co., Sr. Notes,
B3	75	8.375%, 5/1/10	76,125
		Vail Resorts, Inc., Sr. Sub. Notes,
B2	70	6.75%, 2/15/14	68,950
		Vertis, Inc., Gtd. Notes,
B3	135	10.875%, 6/15/09	119,475
		WDAC Subsidiary Corp., Sr. Notes,
Caa1	EUR125	8.50%, 12/1/14	142,005

			1,803,797

Metals 0.2%
		AK Steel Corp., Sr. Notes,
B3	100	7.875%, 2/15/09	91,750
B3	60	7.75%, 6/15/12	53,400
		Ispat Inland Ulc., Series WI, Sec’d Notes,
B3	110	9.75%, 4/1/14	125,675
		Novelis, Inc., Sr. Notes,
B1	50	7.25%, 2/15/15	48,375
		Oregon Steel Mills, Inc.
B2	50	10.00%, 7/15/09	53,625
		Russel Metals, Inc. (Canada), Sr. Notes,
Ba3	75	6.375%, 3/1/14	71,250
		Ryerson Tull, Inc., Sr. Notes,
NR	40	8.25%, 12/15/11	34,000
		United States Steel LLC, Sr. Notes,
Ba2	125	10.75%, 8/1/08	140,625

			618,700

Packaging 0.3%
		Crown Euro Holdings SA (France), Sr. Sec’d. Notes,
B1	100	9.50%, 3/1/11	108,000
		Graham Packaging Co., Inc., Sr. Notes,
Caa1	50	8.50%, 10/15/12	47,750
Caa2	175	9.875%, 10/15/14	167,125
		Graphic Packaging International Corp., Sr. Sub. Notes,
B3	125	9.50%, 8/15/13	124,375
		Greif Brothers Corp., Gtd., Sr. Sub. Notes,
B2	175	8.875%, 8/1/12	186,375
		Impress Group BV, (Netherlands) Sr. Notes,
B2	EUR150	10.50%, 5/25/07	202,841
		Jefferson Smurfit Corp., Gtd. Notes,
B2	25	8.25%, 10/1/12	24,500
B2	100	7.50%, 6/1/13	93,500

		Norampac, Inc., (Canada) Sr. Notes,
Ba2	50	6.75%, 6/1/13	49,500
		Owens-Brockway Glass Containers, Sr. Sec’d. Notes,
B1	140	8.75%, 11/15/12	152,600

			1,156,566

Paper 0.2%
		Abitibi-Consolidated Co., (Canada) Notes,
Ba3	150	5.25%, 6/20/08	137,999
		Ainsworth Lumber Co Ltd., (Canada) Gtd. Notes,
B2	25	7.25%, 10/1/12	23,625
		Sr. Notes,
B2	25	6.75%, 3/15/14	22,625
		Caraustar Industries, Inc., Gtd. Notes,
Caa1	50	9.875%, 4/1/11	49,000
		Cascades, Inc., Sr. Notes,
Ba3	70	7.25%, 2/15/13	68,950
		Cellu Tissue Holdings, Inc., Sec’d. Notes,
B2	100	9.75%, 3/15/10	102,500
		Georgia-Pacific Corp., Sr. Notes,
Ba3	100	7.50%, 5/15/06	102,500
Ba3	45	8.125%, 5/15/11	49,219
Ba3	80	8.875%, 5/15/31	91,900
		Mercer International, Inc., Sr. Notes,
Caa1	25	9.25%, 2/15/13	23,000
		Millar Western Forest, Inc., Sr. Notes,
B2	100	7.75%, 11/15/13	95,000
		Smurfit-Stone Container, Sr. Notes
B2	25	8.375%, 7/1/12	24,688
		Tembec Industries, Inc., Gtd. Notes,
Ba3	25	8.625%, 6/30/09	20,125
Ba3	90	7.75%, 3/15/12	67,950

			879,081

Pipelines & Other 0.4%
		EL Paso Corp., Notes,
Caa1	125	7.875%, 6/15/12	122,188
		Sr. Notes,
Caa1	55	7.00%, 5/15/11	51,975
		Sr. Notes, M.T.N.
Caa1	250	7.80%, 8/1/31	226,874
		EL Paso Production Holding Co., Gtd. Notes,
B3	275	7.75%, 6/1/13	277,062
		Enterprise Products Operating LP, Sr. Notes, Ser. B,
Baa3	50	5.60%, 10/15/14	50,290
		Ferrellgas Partners L.P., Sr. Notes,
Baa3	50	8.75%, 6/15/12	50,500
		Inergy LP, Sr. Notes,
B1	50	6.875%, 12/15/14	47,500
		Pacific Energy Partners L.P., Sr. Notes,
Ba2	75	7.125%, 6/15/14	78,188
		Southern Natural Gas Inc., Notes,
B1	50	8.875%, 3/15/10	54,345
		Tennessee Gas Pipeline Co., Debs.,
B1	155	7.00%, 3/15/27 - 10/15/28	157,768
B1	155	7.625%, 4/1/37	161,798
		TransMontaigne, Inc., Sr. Sub. Notes,
B3	55	9.125%, 6/1/10	56,925

		Williams Companies., Inc., Sr. Notes,
B1	175	7.125%, 9/1/11	182,437
B1	95	8.125%, 3/15/12	104,025

			1,621,875

Retailers 0.1%
		AutoNation, Inc., Sr. Notes,
Ba2	25	9.00%, 8/1/08	27,188
		Group 1 Automotive, Inc., Sr. Sub. Notes,
B1	100	8.25%, 8/15/13	100,000
		J.C. Penney Co., Inc., Debs.,
Ba2	25	7.65%, 8/15/16	27,063
Ba2	134	7.40%, 4/1/37	133,329
		Jean Coutu Group, Inc., (Canada) Sr. Sub. Notes,
B3	90	8.50%, 8/1/14	84,825
		Landry’s Restaurant, Inc., Sr. Notes,
B2	125	7.50%, 12/15/14	116,250
		Saks, Inc., Notes,
Ba3	75	7.375%, 2/15/19	66,750
		Toys R US, Inc.,
Ba2	30	7.875%, 4/15/13	26,100

			581,505

Technology 0.2%
		Flextronics International Ltd., (Singapore) Sr. Sub Notes,
NR	75	6.25%, 11/15/14	69,375
		Freescale Semiconductor, Inc. Sr. Notes,
Ba2	50	6.875%, 7/15/11	51,250
		Iron Mountain, Inc., Sr. Sub. Notes,
Caa1	75	8.625%, 4/1/13	75,188
		Nortel Networks, Corp., Notes,
B3	25	6.125%, 2/15/06	25,063
		Sanmina-SCI Corp., Sr. Sec’d Notes,
Ba2	115	10.375%, 1/15/10	125,925
		Seagate Technology HDD Holdings, Gtd. Notes,
Ba2	125	8.00%, 5/15/09	131,250
		Stats Chippac, Ltd., Sr. Notes,
Ba2	45	6.75%, 11/15/11	42,525
		UGS Corp., Sr. Sub. Notes,
B3	225	10.00%, 6/1/12	240,749
		Unisys Corp., Sr. Notes,
Ba1	100	8.125%, 6/1/06	102,000
		Xerox Corp., Sr. Notes,
Ba2	100	7.625%, 6/15/13	106,750

			970,075

Telecommunications 0.8%
		Alamosa Delaware, Inc., Gtd. Notes,
Caa1	100	11.00%, 7/31/10	111,625
		Sr. Notes,
Caa1	125	8.50%, 1/31/12	129,375
		AT&T Corp., Sr. Notes,
Ba1	86	9.05%, 11/15/11	98,148
		Centennial Communications Corp., Sr. Notes,
Caa1	125	8.125%, 2/1/14	124,688
		Cinncinati Bell, Inc., Sr. Notes,
B3	50	8.375%, 1/15/14	47,625
		Citizens Communications Co., Notes,
Ba3	55	9.25%, 5/15/11	59,538

		Citizens Communications Co., Sr. Notes,
Ba3	85	6.25%, 1/15/13	79,263
		Crown Castle International Corp., Sr. Notes,
B3	100	9.375%, 8/1/11	109,500
B3	50	7.50%, 12/1/13	53,250
B3	25	7.50%, 12/1/13	26,625
		Dobson Cellular Systems,
B2	25	7.96%, 11/1/11(f), F.R.N.	25,500
		Dobson Communications Corp., Sr. Notes,
Ca	125	8.875%, 10/1/13	101,875
		Eircom Funding (Ireland), Sr. Notes,
B1	55	8.25%, 8/15/13	59,400
		MCI, Inc., Sr. Notes,
B2	70	6.908%, 5/1/07	71,050
B2	101	7.688%, 5/1/09	104,283
B2	42	8.735%, 5/1/14	45,465
		Qwest Capital Funding, Inc., Gtd. Notes,
Caa2	100	7.25%, 2/15/11	89,500
		Qwest Corp., Sr. Notes,
Ba3	225	7.875%, 9/1/11	228,374
		Qwest Services Corp., Notes,
Caa1	186	14.00%, 12/15/10	209,250
		Rogers Wireless Communications, Inc. (Canada), Sec’d. Notes,
Ba3	65	9.625%, 5/1/11	73,775
NR	25	8.00%, 12/15/12	25,625
NR	25	7.50%, 3/15/15	25,656
		SBC Communications, Inc., Notes,
A2	600	4.206%, 6/5/21	600,575
		U.S. Unwired, Inc., Series B, Sec’d. Notes
B2	25	7.26%, 6/15/10(f), F.R.N.	25,625
		UbiquiTel Operating Co., Sr. Notes,
Caa1	75	9.875%, 3/1/11	81,188
		Verizon Wireless Capital LLC, Notes,
A3	200	2.93%, 5/23/05(f), F.R.N.	199,983

			2,806,761

Tobacco
		DIMON, Inc., Sr. Notes,
B1	50	9.625%, 10/15/11	56,200
		Standard Commercial Corp., Sr. Notes,
Ba3	125	8.00%, 4/15/12	143,281

			199,481

		Total corporate bonds (cost $30,707,956)	30,857,679

CONVERTIBLE BONDS
Capital Goods
		Tyco International Group SA (Luxembourg), Gtd. Notes,
Baa3	20	3.125%, 1/15/23	29,350

Technology
		Nortel Networks Corp. (Canada), Sr. Notes,
B3	40	4.25%, 9/1/08	36,150

		Total convertible bonds (cost $52,758)	65,500

FOREIGN GOVERNMENT SECURITIES 2.0%
			Brazilian Government Bonds,
B1		70	10.00%, 8/7/11	77,875
B1		0	8.00%, 4/15/14BRB	1
B1		60	8.25%, 1/20/34	54,690
B1		950	11.00%, 8/17/40	1,076,350
B1		350	11.00%, 1/11/12	405,125
			French Government Bond
Aaa	EUR	300	4.00%, 4/25/55	386,480
			German Government Bonds,
Aaa	EUR	600	6.50%, 7/4/27	1,066,035
			Italy Government Bonds,
Aa2	JPY	54,000	3.80%, 3/27/08	568,566
			Panamanian Government Bonds,
Ba1		200	9.625%, 2/8/11	234,500
			Russian Government Bonds,
NR		1,550	5.00%, 3/31/30	1,647,961
			United Kingdom Treasury Bonds,
Aaa	GBP	500	5.75%, 12/7/09	1,002,708
Aaa	GBP	700	4.75%, 6/7/10	1,349,482

			Total foreign government securities (cost $7,538,521)	7,869,773

MUNICIPAL BONDS 0.9%
			Florida State Board of Education,
Aa2		400	5.00%, 6/1/32	417,808
			Georgia State Thruway Authority Rev.,
Aaa		200	5.00%, 3/1/21	212,076
			Golden State Tobacco Settlement Rev., Ser. 2003-A-1,
Baa2		250	6.25%, 6/1/33	258,148
			Massachusetts St Wtr. Res. Auth., Ser. J,
Aaa		250	5.00%, 8/1/32	259,670
			Salt River Project, Ser. B,
Aa2		500	4.75%, 1/1/32	508,005
			San Antonio Texas Water Rev.,
Aaa		400	5.00%, 5/15/25	418,064
			South Carolina St. Hwy., Ser. B,
Aaa		200	5.00%, 4/1/17	216,174
			South Central Connecticut Regional Water Authority,
Aaa		600	5.00%, 8/1/26	638,304
			Tobacco Settlement Financing Corp., New Jersey,
Baa2		250	6.375%, 6/1/32	257,700
Baa2		300	6.00%, 6/1/37	299,778

			Total municipal bonds (cost $3,274,962)	3,485,727

U.S. GOVERNMENT AND AGENCY SECURITIES 23.1%
			Federal Home Loan Mortgage Corp., Ser. 119, Class H,
		90	7.50%, 1/15/21	89,653
			Ser. 2266, Class F, F.R.N.
		14	3.4038%, 11/15/30(f)	13,935
			Ser. 2535, Class DT,
		760	6.00%, 8/1/06 - 9/1/22	785,810
			Federal National Mortgage Association,
		385	5.936%, 11/1/11	412,284
		10,095	5.50%, 7/1/14 - 5/1/35	10,197,849
		80	6.00%, 3/1/17	83,407
		22,855	5.00%, 2/1/19 - 5/1/34TBA	22,629,035

	25	3.42%, 10/18/30, F.R.N. (f)	24,874
	416	6.50%, 4/1/32 - 3/1/33	432,534
	788	4.50%, 8/1/33	762,820
	227	5.169%, 9/1/34, F.R.N., (f)	228,521
	141	4.252%, 5/1/36, F.R.N., (f)	143,964
	730	6.30%, 10/17/38	761,757
		Government National Mortgage Association,
	14	3.75%, 9/20/22, F.R.N.(f)	13,910
	23	4.125%, 10/20/27, F.R.N.(f)	23,679
	39	4.00%, 11/20/29, F.R.N. (f)	39,492
	65	3.47%, 2/16/30, F.R.N.(f)	65,150
	23	8.50%, 5/20/30 - 4/20/31	24,903
	195	5.50%, 1/15/32	198,236
	75	4.50%, 8/15/33	73,295
		United States Inflation Index Bonds,
	3,201	3.00%, 7/15/12	3,560,522
	1,350	2.00%, 1/15/14	1,401,395
	1,105	1.625%, 1/15/15	1,108,268
		United States Treasury Bonds,(d)
	700	3.125%, 4/15/09	682,172
	300	3.375%, 10/15/09	293,977
	6,000	6.50%, 2/15/10	6,678,984
	1,900	9.125%, 5/15/18	2,782,461
	1,200	9.00%, 11/15/18	1,752,890
	1,000	8.125%, 8/15/19	1,381,250
	600	6.625%, 2/15/27	764,414
		United States Treasury Notes,(d)
	800	3.125%, 1/31/07	793,375
	11,700	3.625%, 7/15/09	11,600,819
	10,600	3.375%, 9/15/09	10,397,519
	2,000	4.00%, 3/15/10 - 4/15/10	2,009,140
	7,100	4.875%, 2/15/12	7,459,161
	1,900	6.00%, 2/15/26	2,248,160
		United States Treasury Strips, P/O,
	1,550	11/15/16 - 2/15/22	747,245

		Total U.S. government and agency securities (cost $91,345,142)	92,666,860

Units
WARRANTS (a)
	333	GenTek, Inc., Class B, expires 10/31/08	1,832
	162	GenTek, Inc., Class C, expires 10/31/10	810
	1,525	McLeod USA, Inc., expires 4/16/07	18

		Total warrants (cost $0)	2,660

		Total long-term investments (cost $369,756,937)	388,252,007

Principal Amount (000) #
SHORT-TERM INVESTMENT 14.1%
UNAFFILIATED 9.9%
Foreign Government Securities 2.0%
		French Discount Treasury Bill,
EUR	2,250	2.03%, 6/16/05	2,887,342
EUR	1,500	2.02%, 6/23/05	1,924,127
		French Treasury Note,
EUR	2,487	5.00%, 7/12/05	3,217,075

		Total foreign government securities (cost $8,107,954)	8,028,544

Commercial Paper 7.8%
		ANZ (Delaware), Inc.,
P-1	1,500	2.83%, 5/31/05	1,496,303
P-1	1,600	3.04%, 7/8/05	1,590,912
		Carolina Power & Light,
P-1	500	3.67%, 10/11/05	492,025
		Danske Corp.,
P-1	2,200	2.9799%, 6/30/05(c)	2,189,066
P-1	600	3.01%, 7/7/05(c)	596,646
		Dexia Delaware, LLC,
P-1	2,100	2.809%, 5/23/05(c)	2,096,215
		General Electric Capital Corp.,
P-1	2,300	3.04%, 7/11/05(c)	2,286,338
		HBOS Treasury Services, PLC,
P-1	500	2.695%, 5/10/05(c)	499,619
P-1	100	2.869%, 5/17/05(c)	99,872
P-1	1,200	2.94%, 6/16/05(c)	1,195,497
		ING US Funding, LLC,
P-1	1,000	2.94%, 6/16/05(c)	996,248
P-1	300	2.98%, 6/30/05(c)	298,509
P-1	1,800	3.03%, 7/8/05(c)	1,789,793
		IXIS Corp.
P-1	2,800	3.05%, 7/19/05(c)	2,781,352
		Noreda North America, Inc.,
P-1	1,000	2.68%, 5/9/05(c)	999,309
		Rabobank USA Finance Corp.,
P-1	1,400	2.719%, 6/1/05(c)	1,396,570
		Skandi Ensk,
P-1	1,000	2.76%, 5/17/05(c)	998,662
P-1	2,000	2.85%, 6/24/05(c)	1,990,966
		Swedbank,
P-1	2,800	2.98%, 6/29/05(c)	2,786,421
		UBS Finance (Delaware) LLC,
P-1	300	2.865%, 5/13/05(c)	299,714
P-1	1,700	2.87%, 5/16/05(c)	1,697,967
P-1	100	2.81%, 6/15/05(c)	99,640
P-1	1,000	3.01%, 7/22/05(c)	993,060
		Westpac Capital Corp.,
P-1	1,400	2.76%, 6/9/05(c)	1,395,557

		Total commercial paper (cost $31,064,405)	31,066,261

U.S. Government Agency And Securities 0.1%
		United States Treasury Bills(d)
	70	2.69%, 6/2/05	69,835
	365	2.73%, 6/16/05	363,788

		Total U.S. government agency and securities (cost $433,522)	433,623

	Shares
Affiliated 4.2%
Mutual Fund
	16,733,678	Dryden Core Investment Fund - Taxable Money Market Series (cost 16,733,678)(g)	16,733,678

		Total short-term investment (cost $56,339,559)	56,262,106

Contracts/ Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED
Call Options
154	Euro Futures, expiring 12/19/05 @ 93.75	962
30	Euro Futures, expiring 12/19/05 @ 94	188

		1,150

Put Options
50	Euro Futures, expiring 3/13/06 @ 92.50	625
20	Euro Futures, expiring 9/19/05 @ 93.75	125
47	Euro Futures, expiring 9/19/05 @ 94.75	588

		1,338

SWAP OPTIONS
Call Options
600	Swap Option 3 Month LIBOR, expiring 4/27/09 @ 5.75%	72,236

Put Options
600	Swap Option 3 Month LIBOR, expiring 4/27/09 @ 6.25%	19,616

		91,852

	Total outstanding options purchased (cost $76,930)	94,340

	Total Investments, Before Outstanding Options Written and Securities Sold Short - 111.2% (cost $426,173,426)	444,608,453

OUTSTANDING OPTIONS WRITTEN
Call Options
11	United States Treasury Notes, expiring 5/20/05 @ 114	(515)
51	United States Treasury Notes, expiring 5/20/05 @ 115	(797)

		(1,312)

Put Options
5	90 - Day GBP, Expiring 12/21/05 @ 94.25	(61)
20	United States Treasury Notes, expiring 5/20/05 @ 108	(312)
51	United States Treasury Notes, expiring 5/20/05 @ 109	(3,187)

		(3,560)

SWAP OPTIONS
Call Options
1,700	Swap Option 3 Month LIBOR, expiring 7/07/06 @ 4.0%	(12,422)
3,300	Swap Option 3 Month LIBOR, expiring, 9/23/05 @ 4.0%	(8,022)
2,600	Swap Option 3 Month LIBOR, expiring, 9/23/05 @ 4.0%	(6,321)

		(26,765)

Put Options
1,700	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.0%	(7,936)
3,300	Swap Option 3 Month LIBOR, expiring, 9/23/05 @ 7.0%	(19)

		(7,955)

		(34,720)

	Total outstanding options written (premiums received $271,542)	(39,592)

Principal Amount (000)#
SECURITIES SOLD SHORT (1.2)%
	Federal National Mortgage Association,
500	5/1/35, TBA	(519,844)
	United States Treasury Notes,
1,000	6.00%, 8/15/09	(1,084,336)
3,000	4.875%, 2/15/12	(3,151,758)

		(4,755,938)

	Total securities sold short (proceeds $4,816,280)	(4,755,938)

	Total Investments, net of outstanding options written and securities sold short - 110.0% (cost $421,085,604) (h)(i)	439,812,923
	Liabilities in excess of other assets (j)(10.0%)	(39,813,998)

	Net Assets 100.0%	$399,998,925

ADR- American Depository Receipt.

BRB – Brady Bond.

EUR- Euro Dollar

F.R.N.- Floating Rate Note

GBP- Great British Pounds

JPY- Japanese Yen

M.T.N.- Medium Term Note

NR – Not Rated by Moody’s or Standard & Poor’s

P/O – Principal Only Securities

TBA - To Be Announced Securities. Such securities are purchased on a forward commitment basis.

#	Principal Amount is in U.S. Dollars unless otherwise indicated.

The Fund’s current Prospectus contains a discription of Moody’s and Standard & Poor’s ratings

(a)	Non-income producing security.

(b)	Represents issuer in default on interest payments, non-income producing security.

(c)	Percentage quoted represents yield-to-maturity as of purchase date.

(d)	Securities with an aggregate market value of $49,277,945 have been segregated with the custodian to cover margin requirements for open futures contracts.

(e)	S&P rating

(f)	Rate shown reflects current rate on variable rate instrument.

(g)	See Notes to Schedule of Investments regarding investment in Dryden Core Investment Fund - Taxable Money Market Series.

(h)	The United States federal income tax basis of the fund’s investments was $428,176,549; and net unrealized appreciation on investments for federal income tax purposes was $16,431,904 (gross unrealized appreciation $26,078,943; gross unrealized depreciation $9,647,039). The difference between book and tax basis is attributable to deferred losses on wash sales.

(i)	As of April 30, 2005, 168 securities representing $44,918,929 and 10.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(j)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts and swaps as follows:

Open futures contracts outstanding at April 30, 2005:

Number of Contracts	Type	Expiration Date	Value at April 30, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
236	90 Day Euro	Dec. 2005	$56,678,350	$56,708,650	$(30,300)
68	90 Day Euro	Sept. 2005	16,363,350	16,439,300	(75,950)
22	90 Day Euro	Mar. 2006	5,276,700	5,287,425	(10,725)
15	90 Day GBP LIBOR	Dec. 2005	3,402,914	3,400,509	2,405

					$(114,570)

	Short Positions
107	10yr US T-Note	Jun. 2005	20,278,781	20,037,562	$(241,219)
73	5yr US T-Note	Mar. 2005	11,604,484	11,499,156	(105,328)

					$(346,547)

					$(461,117)

Foreign currency exchange contracts outstanding at April 30, 2005:

Foreign Currency Purchase Contracts	Notional Amount	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros, Expiring 5/18/05	34,000	$44,012	$43,753	$(259)
Japanese Yen Expiring 6/13/05	184,920,000	1,716,204	1,763,662	47,458
Mexican Nuevo Peso Expiring 5/02/05	3,434,157	311,206	310,623	(583)
Hong Kong Dollar Expiring 5/03/05	48,048	6,166	6,164	(2)

	$188,436,205	$2,077,588	$2,124,202	$46,614

Foreign Currency Sale Contracts	Notional Amount	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros, Expiring 5/12/05	755,641	$983,391	$975,495	$7,896
Euros, Expiring 5/18/05	4,864,000	6,349,629	6,259,249	90,380
Euros, Expiring 6/30/05	4,750,000	6,179,883	6,112,549	67,334
Pound Sterling, Expiring 6/09/05	1,311,000	2,499,894	2,500,334	(440)

	$11,680,641	$16,012,797	$15,847,627	$165,170

Interest rate swap agreements outstanding at April 30, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Greenwich Capital (b)	6/15/2010	USD	1,200	4.00%	3 Month LIBOR	$(1,972)
Merrill Lynch & Co. (b)	6/15/2010	USD	400	4.00%	3 month LIBOR	(2,661)
UBS Warburg LLC (a)	12/15/2014	EUR	3,100	5.00%	6 month LIBOR	(435,143)
JP Morgan (b)	3/15/2032	EUR	1,100	6.00%	6 month EBOR	88,943
JP Morgan (b)	6/18/2034	EUR	700	6.00%	6 month LIBOR	84,685
Bank of America Securities LLC (b)	6/15/2010	USD	1,700	4.00%	3 Month LIBOR	(11,464)
Bank of America Securities LLC (a)	6/15/2015	USD	2,300	5.00%	3 month LIBOR	9,341
Bank of America Securities LLC (b)	6/15/2035	USD	700	6.00%	3 month LIBOR	36,084
Bank of America Securities LLC (b)	6/15/2007	USD	7,400	4.00%	3 Month LIBOR	(38,434)
Goldman Sachs (b)	6/15/2010	USD	2,700	4.00%	3 Month LIBOR	(18,207)
Goldman Sachs (b)	6/15/2007	USD	2,000	4.00%	3 Month LIBOR	2,722

						$(286,106)

(a)	Fund pays the fixed rate and receives the floating rate.

(b)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
				Allstate Corp.
Morgan Stanley & Co. Inc. (a)	12/20/2008	200	0.26%	6.125%, 2/15/12	$(1,081)
				Ingersoll-Rand Co.
Merrill Lynch & Co. (a)	12/20/2008	100	0.32%	6.48%, 6/1/25	(505)
				Emerson Electric Co.
Morgan Stanley & Co. Inc. (a)	12/20/2008	100	0.21%	4.625%, 10/15/12	(51)
				Eli Lilly & Co., Inc.
Barclay’s Bank PLC (a)	12/20/2008	200	0.16%	6.00%, 3/15/12	(520)
				E.I. Dupont
Bank of America Securities LLC (a)	12/20/2008	100	0.13%	6.875%, 10/15/09	(92)
				Hewlett Packard Co.
Bear Stearns & Co. (a)	12/20/2008	100	0.32%	6.50%, 7/12/12	(85)
				Johnson & Johnson
Lehman Brothers Inc. (a)	12/20/2008	100	0.11%	3.80%, 5/15/13	(122)
				Home Depot, Inc.
Lehman Brothers Inc. (a)	12/20/2008	100	0.12%	5.375%, 4/01/06	(241)
				Fedex Corp.
Citigroup Global Partners Inc. (a)	12/20/2008	100	0.29%	7.25%, 2/15/11	(263)
				Whirlpool Corp.
Lehman Brothers Inc. (a)	12/20/2008	100	0.29%	8.60%, 5/1/10	1,030
				Eaton Corp.
Citigroup Global Partners Inc. (a)	12/20/2008	100	0.28%	5.75%, 7/15/12	(442)
				Wal-Mart Stores, Inc.
Citigroup Global Partners Inc. (a)	12/20/2008	300	0.14%	6.875%, 8/10/09	(737)
				AutoZone, Inc.
UBS Warburg LLC (a)	12/20/2008	200	0.35%	5.875%, 10/15/12	1,600
				Masco Corp.
Lehman Brothers Inc. (a)	12/20/2008	100	0.30%	5.875%, 7/15/12	(8)
				RadioShack Corp.
Lehman Brothers Inc. (a)	12/20/2008	100	0.35%	7.375%, 5/15/11	1,221
				The Walt Disney Co.
Barclay’s Bank PLC (a)	12/20/2008	100	0.67%	6.375%, 3/1/12	(1,533)
				Northrop Grumman Corp.
Lehman Brothers Inc. (a)	12/20/2008	100	0.48%	7.1425%, 2/15/11	(694)
				Lockheed Martin Corp.
Lehman Brothers Inc. (a)	12/20/2008	100	0.53%	8.20%, 12/1/09	(964)
				Goodrich Corp.
UBS Warburg LLC (a)	12/20/2008	100	0.97%	7.625%, 12/15/12	(2,367)
				Peoples Republic of China
Lehman Brothers Inc. (a)	6/20/2009	500	0.40%	6.80% 05/23/11	(3,245)
				General Motors
Bear Stearns & Co. (b)	6/20/2005	1,700	0.69%	7.125% 07/15/13	(8,405)
				General Motors Accept. Corp.
Bear Stearns & Co. (a)	6/20/2005	1,700	0.55%	6.875% 08/28/12	10,030
				Russian Federation
Merrill Lynch & Co. (b)	3/20/2007	400	0.61%	5.00%, 03/31/30	(649)
				DJ CDX, IG4
Goldman Sachs (b)	6/20/2010	3,900	0.40%	0.4%, 6/20/10	(2,099)

					$(10,222)

(a)	Fund pays the fixed rate and receives from the counterparty payment in the event that the underlying bond defaults.

(b)	Fund pays the counterparty in the event that the underlying bond defaults and receives the fixed rate.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund
Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer
Date June 27, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer
Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.